OPPENHEIMER LIFESPAN FUNDS
Semiannual Report April 30, 1998



OPPENHEIMER LIFESPAN BALANCED FUND

OPPENHEIMER LIFESPAN GROWTH FUND

OPPENHEIMER LIFESPAN INCOME FUND







[LOGO]

Oppenheimer LifeSpan Funds offer you THREE portfolios, each of which has a mix of securities to help meet your investment GOALS.

--------------------------------------------------------------------------------
HOW YOUR FUND IS MANAGED
--------------------------------------------------------------------------------

     Oppenheimer LifeSpan Balanced Fund seeks a blend of capital appreciation and income. The Fund actively allocates assets across two broad asset categories--stocks and fixed income securities, with a stronger emphasis on stocks--to meet clearly distinguished risk and return objectives.

     Oppenheimer LifeSpan Growth Fund seeks long-term capital appreciation. It invests in a strategically allocated portfolio consisting primarily of stocks. Current income is not a primary consideration.

     Oppenheimer LifeSpan Income Fund seeks high current income, with opportunities for capital appreciation. It invests in a strategically allocated portfolio consisting primarily of bond instruments.


--------------------------------------------------------------------------------
LIFESPAN FUNDS REORGANIZED
--------------------------------------------------------------------------------

     By now you have received a proxy statement for a shareholders' meeting of the Fund which was held on June 9, 1998. At that meeting, shareholders approved the merger of Oppenheimer LifeSpan Growth Fund into Oppenheimer Disciplined Value Fund, Oppenheimer LifeSpan Balanced Fund into Oppenheimer Disciplined Allocation Fund and Oppenheimer LifeSpan Income Fund into Oppenheimer Bond Fund. The reorganizations of the Funds occurred on June 12, 1998. If you were a LifeSpan Funds shareholder on that date, you received shares of the respective acquiring fund.


2  Oppenheimer LifeSpan Funds

BRIDGET A. MACASKILL
President
Oppenheimer
LifeSpan Funds

DEAR SHAREHOLDER,

As we move further into 1998, we remain impressed by the remarkable resilience of the financial markets. Recent efforts by the United States to help support the Japanese Yen have inspired hope that the fallout of the Asian economic crisis can be contained. In general, the U.S. and world markets have continued to build wealth for investors at a virtually unprecedented pace.

     At OppenheimerFunds, we are pleased to help our fund shareholders participate in the potential rewards of today's markets, but we also recognize that this rate of growth cannot last forever. Because no one can predict exactly when the next correction or bear market might occur, we think it is prudent to continually identify, evaluate and manage the risks that may affect our fund shareholders.

     We believe that one of the leading risks facing investors today is that stock valuations are at the high end of their historical range, while U.S. corporate earnings growth is slowing. Given these facts, we believe it is unlikely that stocks will sustain the growth rate of the past three years. Stock prices could continue trading near current levels until earnings "catch up," or there could be a market correction. However, we believe that either scenario would be only a temporary pause on the way to potentially greater long-term gains.

     We are also examining the potential economic effects of the "millennium problem" that may render many computer systems unable to recognize the year 2000 when it arrives. Solving this problem has required companies to divert substantial human and financial resources from their core businesses, possibly constraining global economic growth during 1999 and 2000.

     For our part, we can report that OppenheimerFunds has made solid progress toward ensuring that our shareholder accounting systems are fully "year 2000 compliant," and that all shareholder accounts will make a seamless transition into the 21st century.

     We encourage you to meet with your financial advisor to discuss how a possible market correction or the millennium problem may affect your investments. Together, you can prepare your investment portfolio for the challenges and opportunities of the new century.

Sincerely,

/s/ Bridget A. Mascaskill
Bridget A. Macaskill

May 21, 1998


3  Oppenheimer LifeSpan Funds

PERFORMANCE
Average Annual Total Returns
for the Periods Ended 3/31/98
(after sales charges)(1)


 A SHARES   B SHARES   C SHARES
LIFESPAN GROWTH FUND
1 year
----------------------------------
 20.13%     21.50%     25.56%
----------------------------------

Since Inception
----------------------------------
 17.03%     15.77%     13.64%
----------------------------------

LIFESPAN BALANCED FUND
1 year
----------------------------------
 17.13%     18.25%     22.29%
----------------------------------

Since Inception
----------------------------------
 14.23%     13.13%     12.70%
----------------------------------

LIFESPAN INCOME FUND
1 year
----------------------------------
 8.45%     9.16%     13.20%
----------------------------------

Since Inception
----------------------------------
 9.11%     8.63%     10.80%
----------------------------------

FUND OVERVIEW

The following is a brief commentary on each LifeSpan Fund, including discussions about some of the investments that affected the performance within each of the Fund's components over the past six months.

OPPENHEIMER LIFESPAN GROWTH FUND
The Fund's investments in stocks were the major contributors to performance, with the INTERNATIONAL EQUITY component providing the strongest returns. Although Asia's economic crisis remains very real, and Japan's recession continues into its seventh year, investors have become more optimistic about the region's long-term prospects in recent months. In addition, Europe's stock markets have performed well in anticipation of the European Monetary Union, which takes place in less than a year.

     Other strong performers included the VALUE/GROWTH component and the GROWTH/INCOME component, which have benefited from the remarkable strength of the U.S. stock market. For the first four months of 1998, the stock market seemed on track to duplicate or exceed the annual performance of the prior three years. The SMALL-CAP EQUITY component trailed the large company performance, but still contributed to the Fund's overall performance.

     The HIGH YIELD segment continued to perform well, as non-investment grade bonds issued by growing companies offered significantly higher yields than U.S. Treasury bonds. As long as the economy remains strong, the high-yield corporate bond market should continue to perform well as investors seek out extra yield in a low interest-rate environment. Meanwhile, the GOVERNMENT/CORPORATE BOND segment benefited early in the period, when the stock market was volatile and investors throughout the world sought out U.S. Treasury bonds for safety and liquidity.

OPPENHEIMER LIFESPAN BALANCED FUND
The Fund offered the best of both worlds: equities that flourished in a strong stock market environment as well as above-average returns for bonds. Domestically, financial services, retailing and telecommunications stocks did extremely well, as did international stocks, particularly in Europe.

     The Fund's largest gains came from the INTERNATIONAL EQUITY component, as investors benefited from Europe's economic rebound. European stock prices are reflecting falling trade barriers, the impending unification of the currency and the increasing emphasis by corporate managements on shareholder interests. Meanwhile, we continue to underweight Japan

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. IN REVIEWING THE PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN A FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. For more complete information, please review the prospectus. Prior to March 1, 1996, the Funds had a different investment advisor. However, the prior portfolio management team is now employed by OppenheimerFunds, Inc. Additionally, Babson-Stewart Ivory International became the Sub-advisor for the international component of the Funds' portfolios on 3/1/96. BEA Associates and Pilgrim Baxter & Associates have continued as Sub-advisors to certain components of the Funds' portfolios.
1. Class A returns include the current maximum initial sales charge of 5.75% unless otherwise stated. Class A shares were first offered on 5/1/95. The maximum Class A sales charge rate was lower during a portion of the periods shown, and actual investment results will be different as a result. Class B average annual total returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception on 10/2/95). Class C average annual total returns include the applicable contingent deferred sales charge of 1% for the 1-year period. Class C shares have an inception date of (5/1/96).
An explanation of the different performance calculations is in the Funds' prospectus. Class B and C shares are subject to an annual asset-based sales charge of 0.75%.


4  Oppenheimer LifeSpan Funds
and the rest of Asia, which has been the center of well-publicized economic distress.

     The VALUE/GROWTH and GROWTH/INCOME components shifted their emphasis away from companies with a large exposure to Asia, and towards companies that are focused on the U.S. consumer. After many quarters of underperformance, retailing stocks performed extremely well during the period. Other areas showing strength included airlines and telecommunications. Financial services stocks continued to surge, as huge mergers were announced and interest rates continued to trend downward. The SMALL-CAP EQUITY component trailed large company stocks, generating moderate gains.

     In fixed income, the GOVERNMENT/CORPORATE BOND segment benefited early in the period, when the stock market was volatile and investors sought out U.S. Treasury bonds for safety and liquidity. The HIGH YIELD segment performed well later in the period, as fears about Asia diminished and investors once again sought out the higher yields offered by non-investment-grade bonds. Meanwhile, the SHORT-TERM BOND segment provided yields far in excess of inflation, without the price risk inherent in longer-term maturities.

OPPENHEIMER LIFESPAN INCOME FUND
The Fund's sole equity component, the GROWTH/INCOME segment, continues to benefit from a surging U.S. stock market. As a result, it was the Fund's best performing segment.

     Still, the bond market quietly produced healthy returns over the past six months, as investors were the beneficiaries of falling interest rates. The U.S. economy continues to produce nearly 4% annual growth in Gross Domestic Product without a return of inflation. For this reason, the Federal Reserve Board, which can raise or lower short-term interest rates to regulate the economy, has stayed on the sidelines. As a result, the Fund's fixed income components have all performed well.

     The SHORT-TERM BOND component provides investors with a yield that is very attractive compared to inflation. The GOVERNMENT/CORPORATE BOND segment provides somewhat higher yields as well as capital appreciation as interest rates drift downward. The HIGH YIELD segment offers significantly higher yield and the possibility of price appreciation due to credit upgrades from national rating agencies such as Standard & Poor's Corporation and Moody's Investor Service. When issuing non-investment-grade companies receive higher ratings, their bond prices typically rise. Diminished concerns about Asia led investors to have more confidence in the High Yield segment, which finished the period with the strongest performance of any fixed-income category.


5  Oppenheimer LifeSpan Funds


----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS APRIL 30, 1998 (UNAUDITED)
Oppenheimer LifeSpan Income Fund
                                                                          FACE          MARKET VALUE
                                                                          AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 1.9%
----------------------------------------------------------------------------------------------------
Dayton Hudson Credit Card Master Trust, Asset-Backed Certificates,
Series 1997-1, Cl. A, 6.25%, 8/25/05                                      $   125,000   $    126,081
----------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts., Series 1997-2,
Cl. A, 6.752%, 6/25/07                                      (1)               175,000        176,039
----------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust, Automobile
Receivables-Backed Nts.:
Series 1996-A, Cl. A-4, 5.85%, 7/15/01                                        145,000        144,819
Series 1997-A, Cl. A-5, 6.80%, 2/15/05                                        150,000        152,421
                                                                                        ------------
Total Asset-Backed Securities (Cost $593,905)                                                599,360
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 8.0%
----------------------------------------------------------------------------------------------------
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1994-10, Cl. A3, 6%, 5/25/09                                           250,000        246,543
----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg.
Obligations, Gtd. Multiclass Mtg. Participation Certificates:
5.50%, 5/1/98                                                                     539            535
Series 1711, Cl. EA, 7%, 3/15/24                                              200,000        204,936
----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg.
Participation Certificates: 6%, 3/1/09                                        285,973        284,604
Series 1574, Cl. PD, 5.55%, 3/15/13                                            26,779         26,712
Series 1843, Cl. VB, 7%, 4/15/03                                               85,000         87,204
Series 1849, Cl. VA, 6%, 12/15/10                                             224,043        223,204
----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security:
Series 1583, C1. IC, 6.924%, 1/15/20                        (2)               500,000         64,844
Series 1661, C1. PK, 6.711%, 11/15/06                       (2)               679,768         50,770
----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                                   203,096        201,951
6.50%, 4/1/26                                                                 179,742        178,312
7%, 4/1/00                                                                     93,051         93,936
----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg.
Obligations, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1993-181, Cl. C, 5.40%, 10/25/02                                        126,666        126,072
Trust 1993-190, Cl. Z, 5.85%, 7/25/08                                         195,048        194,035
----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Medium-Term Nts., 6.56%, 11/13/01                                             125,000        125,215
----------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series
1994-7, Cl. A18, 6%, 2/25/09                                                  198,885        187,698
----------------------------------------------------------------------------------------------------
PNC Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 1995-2, Cl. A3, 6.50%, 2/25/12               74,000         74,119
----------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through
Certificates, Series 1997-QS9, Cl. A2, 6.75%, 9/25/27                         175,000        174,597
                                                                                        ------------

Total Mortgage-Backed Obligations (Cost $2,516,223)                                        2,545,287
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 21.5%
----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26                                                                   200,000        199,563
7.50%, 11/15/16                                                             1,645,000      1,913,855


6  Oppenheimer LifeSpan Funds



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Income Fund
                                                                          FACE          MARKET VALUE
                                                                          AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
----------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.625%, 2/15/06                                                           $   550,000   $    545,703
5.75%, 8/15/03                                                                325,000        326,016
6.50%, 8/15/05                                                                650,000        678,844
6.75%, 6/30/99                                                                380,000        384,988
7.50%, 11/15/01                                                             2,625,000      2,777,581
                                                                                        ------------

Total U.S. Government Obligations (Cost $6,701,463)                                        6,826,550

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 31.7%
----------------------------------------------------------------------------------------------------
AEROSPACE - 0.1%
----------------------------------------------------------------------------------------------------
GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                  25,000         25,437
----------------------------------------------------------------------------------------------------
CHEMICALS - 1.7%
----------------------------------------------------------------------------------------------------
Du Pont (E.I.) De Nemours & Co., 8.50% Debs., 2/15/03                         150,000        159,113
----------------------------------------------------------------------------------------------------
Harris Chemical North America, Inc., 10.25% Gtd. Sr.
Sec. Disc. Nts., 7/15/01                                                       50,000         52,375
----------------------------------------------------------------------------------------------------
Laroche Industries, Inc., 9.50% Sr. Sub.
Nts., Series B, 9/15/07                                                        50,000         50,000
----------------------------------------------------------------------------------------------------
Morton International, Inc., 9.25% Credit
Sensitive Nts., 6/1/20                                                         85,000        110,706
----------------------------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21                                         85,000        106,156
----------------------------------------------------------------------------------------------------
Texas Petrochemical Corp., 11.125% Sr.
Sub. Nts., Series B, 7/1/06                                                    50,000         55,000
                                                                                        ------------
                                                                                             533,350
----------------------------------------------------------------------------------------------------
CONSUMER DURABLES - 1.0%
----------------------------------------------------------------------------------------------------
Black & Decker Corp., 6.625% Nts., 11/15/00                                   145,000        146,439
----------------------------------------------------------------------------------------------------
IHF Holdings, Inc., 0%/15% Sr. Sub. Disc.
Nts., Series B, 11/15/04                                    (3)                50,000         41,500
----------------------------------------------------------------------------------------------------
Shop Vac Corp., 10.625% Sr. Nts., 9/1/03                                       75,000         83,062
----------------------------------------------------------------------------------------------------
Signature Brands, Inc., 13% Sr. Sub. Nts., 8/15/02          (1)                50,000         57,000
                                                                                        ------------
                                                                                             328,001
----------------------------------------------------------------------------------------------------
CONSUMER NON-DURABLES - 0.6%
----------------------------------------------------------------------------------------------------
Dyersburg Corp., 9.75% Sr. Unsec. Sub. Nts., 9/1/07                            50,000         51,875
----------------------------------------------------------------------------------------------------
Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                     85,000         92,368
----------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625% Sr. Nts., 2/1/08     (4)                50,000         50,125
                                                                                        ------------
                                                                                             194,368
----------------------------------------------------------------------------------------------------
ENERGY - 2.7%
----------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp./CDN Abraxas Petroleum
Ltd., 11.50% Sr. Nts., 11/1/04                              (4)                50,000         52,375
----------------------------------------------------------------------------------------------------
Coastal Corp.:
8.125% Sr. Nts., 9/15/02                                                       85,000         90,780
8.75% Sr. Nts., 5/15/99                                                        55,000         56,499
----------------------------------------------------------------------------------------------------
Forcenergy, Inc., 8.50% Sr. Sub. Nts., Series B, 2/15/07                       50,000         49,250
----------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd.:
8.25% Sr. Nts., 3/15/17                                                        75,000         80,614
9% Debs., 8/15/99                                                              75,000         77,223
----------------------------------------------------------------------------------------------------
HS Resources, Inc., 9.25% Sr. Sub. Nts., 11/15/06                              50,000         51,500
----------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                        100,000        109,444
----------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                75,000         80,422
----------------------------------------------------------------------------------------------------
Standard Oil/British Petroleum Co. plc, 9% Debs., 6/1/19                       85,000         87,564
----------------------------------------------------------------------------------------------------
Transamerican Energy Corp., 11.50% Sr. Nts., Series, 6 /15/02                  25,000         24,500
----------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs., 2/1/06           100,000         98,876
                                                                                        ------------
                                                                                             859,047
----------------------------------------------------------------------------------------------------
FINANCIAL - 5.9%
----------------------------------------------------------------------------------------------------
American General Finance Corp., 8.50% Sr. Nts., 8/15/98                        60,000         60,413


7  Oppenheimer LifeSpan Funds



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Income Fund
                                                                          FACE          MARKET VALUE
                                                                          AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
----------------------------------------------------------------------------------------------------
American General Institutional Capital B, 8.125% Bonds,
Series B, 3/15/46                                           (4)             $  75,000      $  84,523
----------------------------------------------------------------------------------------------------
Capital One Financial Corp.:
6.83% Sr. Nts., 5/17/99                                                        75,000         75,640
7.25% Nts., 12/1/03                                                            50,000         50,786
----------------------------------------------------------------------------------------------------
Chelsea GCA Realty Partner, Inc.,
7.75% Gtd. Unsec. Unsub. Nts.,
1/26/01                                                                        60,000         61,656
----------------------------------------------------------------------------------------------------
Cigna Corp., 7.90% Nts., 12/14/98                                             150,000        151,714
----------------------------------------------------------------------------------------------------
Citicorp, 5.625% Sr. Nts., 2/15/01                                             90,000         88,743
----------------------------------------------------------------------------------------------------
Commercial Credit Co., 5.55% Unsec. Nts., 2/15/01                             145,000        143,027
----------------------------------------------------------------------------------------------------
Conseco Financing Trust III, 8.796% Bonds, 4/1/27                             100,000        111,985
----------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.05% Gtd.
Medium-Term Nts., Series D, 3/1/01                                             90,000         89,680
----------------------------------------------------------------------------------------------------
Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                      145,000        160,237
----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625% Nts., 2/15/01                         175,000        173,300
----------------------------------------------------------------------------------------------------
Golden West Financial Corp., 8.625% Sub. Nts., 8/30/98                         55,000         55,472
----------------------------------------------------------------------------------------------------
Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                             145,000        146,418
----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.50% Nts., 4/1/01                                 150,000        151,984
----------------------------------------------------------------------------------------------------
NationsBank Corp., 8.50% Exchangeable Sub. Nts., 3/1/99                        60,000         61,242
----------------------------------------------------------------------------------------------------
Olympic Financial Ltd., Units (each unit consists of $1,000
principal amount of 11.50% sr. nts., 3/15/07 and
one warrant to purchase 6.84 shares of common stock)        (5)                50,000         49,625
----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.75% Nts., 4/15/01                        145,000        147,704
                                                                                        ------------
                                                                                           1,864,149
----------------------------------------------------------------------------------------------------
FOOD & DRUG - 0.3%
----------------------------------------------------------------------------------------------------
Dairy Mart Convenience Stores,
Inc., 10.25% Sr. Sub. Nts., 3/15/04                                            50,000         49,750
----------------------------------------------------------------------------------------------------
Jitney-Jungle Stores of America,
Inc., 12% Gtd. Sr. Nts., 3/1/06                                                50,000         56,125
                                                                                        ------------
                                                                                             105,875
----------------------------------------------------------------------------------------------------
FOOD/TOBACCO - 0.6%
----------------------------------------------------------------------------------------------------
AmeriServe Food Distribution,
Inc., 8.875% Sr. Nts., 10/15/06                                                50,000         51,250
----------------------------------------------------------------------------------------------------
Dole Food Distributing, Inc., 6.75% Nts., 7/15/00                             150,000        151,936
                                                                                        ------------
                                                                                             203,186
----------------------------------------------------------------------------------------------------
FOREST PRODUCTS/CONTAINERS - 1.1%
----------------------------------------------------------------------------------------------------
Celulosa Arauco y Constitucion SA, 7.25% Debs., 6/11/98     (1)               145,000        144,637
----------------------------------------------------------------------------------------------------
Gaylord Container Corp., 12.75% Sr.
Sub. Disc. Debs., 5/15/05                                                      50,000         53,500
----------------------------------------------------------------------------------------------------
Malette, Inc., 12.25% Sr. Sec. Nts., 7/15/04                (1)                50,000         56,125
----------------------------------------------------------------------------------------------------
Stone Container Corp., 9.875% Sr. Nts., 2/1/01                                100,000        103,250
                                                                                        ------------
                                                                                             357,512
----------------------------------------------------------------------------------------------------
GAMING/LEISURE - 2.4%
----------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.50% Sr.
Sub. Nts., Series B, 8/1/04                                                    50,000         53,250
----------------------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp.,
9.875% Sr. Sub. Nts., Series B, 10/15/07                                       50,000         52,375
----------------------------------------------------------------------------------------------------
Casino America, Inc., 12.50% Sr. Nts., 8/1/03                                  50,000         55,625
----------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13%
First Mtg. Nts., Series B, 8/15/03                                            100,000        116,500
----------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.375% Nts., 6/1/02                                       75,000         75,821
----------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.875% Sr. Nts., 7/15/07                                 50,000         55,687
----------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                            50,000         53,625
----------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority (Connecticut),
13.50% Sr. Sec. Nts., Series B, 11/15/02                                       25,000         31,875
----------------------------------------------------------------------------------------------------
Players International, Inc., 10.875% Sr. Nts., 4/15/05                         50,000         54,500


8  Oppenheimer LifeSpan Funds



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Income Fund
                                                                          FACE          MARKET VALUE
                                                                          AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------
GAMING/LEISURE (CONTINUED)
----------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 9.25% First Mtg. Bonds, 1/15/06                  $    50,000   $     53,000
----------------------------------------------------------------------------------------------------
Rio Hotel & Casino, Inc., 10.625% Sr. Sub. Nts., 7/15/05                      100,000        108,000
----------------------------------------------------------------------------------------------------
Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00    (1)                45,000         44,100
                                                                                        ------------
                                                                                             754,358
----------------------------------------------------------------------------------------------------
HEALTHCARE - 1.0%
----------------------------------------------------------------------------------------------------
Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                           160,000        154,760
----------------------------------------------------------------------------------------------------
Integrated Health Services, Inc., 9.50% Sr. Sub. Nts., 9/15/07                 50,000         52,125
----------------------------------------------------------------------------------------------------
Mariner Health Group, Inc., 9.50% Sr. Sub.
Nts., Series B, 4/1/06                                      (1)                50,000         53,125
----------------------------------------------------------------------------------------------------
Paracelsus Healthcare Corp., 10% Sr. Unsec. Sub. Nts., 8/15/06                 50,000         52,000
                                                                                        ------------
                                                                                             312,010
----------------------------------------------------------------------------------------------------
HOUSING - 0.5%
----------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 10.875% Sr. Nts., 5/15/99     (1)                70,000         73,325
----------------------------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27                                      75,000         77,128
                                                                                        ------------
                                                                                             150,453
----------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 0.8%
----------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Nts., 12/15/07         (4)                50,000         55,250
----------------------------------------------------------------------------------------------------
DII Group, Inc., 8.50% Sr. Sub. Nts., 9/15/07                                  50,000         50,375
----------------------------------------------------------------------------------------------------
Plantronics, Inc., 10% Sr. Nts., 1/15/01                    (1)                75,000         78,375
----------------------------------------------------------------------------------------------------
Unisys Corp., 12% Sr. Nts., Series B, 4/15/03                                  50,000         56,750
                                                                                        ------------
                                                                                             240,750
----------------------------------------------------------------------------------------------------
MANUFACTURING - 0.8%
----------------------------------------------------------------------------------------------------
Day International Group, Inc., 11.125% Sr. Sub.
Nts., Series B, 6/1/05                                      (1)                50,000         54,250
----------------------------------------------------------------------------------------------------
Interlake Corp., 12.125% Sr. Sub. Debs., 3/1/02                                50,000         51,750
----------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., 6/1/05                   50,000         55,250
----------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Nts., Series B, 8/1/07                    50,000         52,250
----------------------------------------------------------------------------------------------------
Specialty Equipment Co., 11.375% Sr. Sub. Nts., 12/1/03                        50,000         54,125
                                                                                        ------------
                                                                                             267,625
----------------------------------------------------------------------------------------------------
MEDIA/ENTERTAINMENT-BROADCASTING - 0.3%
----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 9.75% Sr.
Sub. Debs., Series B, 11/30/07                                                 50,000         52,625
----------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                     50,000         53,875
                                                                                        ------------
                                                                                             106,500
----------------------------------------------------------------------------------------------------
MEDIA/ENTERTAINMENT-CABLE/WIRELESS VIDEO - 2.2%
----------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 10.50% Sr. Unsec.
Nts., Series B, 7/15/04                                                        50,000         54,750
----------------------------------------------------------------------------------------------------
Australis Media Ltd., 1.75% Gtd.
Sr. Sec. Disc. Nts., 5/15/03                                (6)                76,282         11,061
----------------------------------------------------------------------------------------------------
Cablevision Systems Corp. Holdings,
Inc., 9.875% Sr. Sub. Debs., 2/15/13                                           50,000         55,375
----------------------------------------------------------------------------------------------------
Comcast Corp., 9.375% Sr. Sub. Debs., 5/15/05                                  50,000         53,250
----------------------------------------------------------------------------------------------------
EchoStar Communications Corp.,
0%/12.875% Sr. Disc. Nts., 6/1/04                           (3)                50,000         48,250
----------------------------------------------------------------------------------------------------
Falcon Holding Group LP:
0%/9.285% Sr. Disc. Debs., 4/15/10                          (3)(4)            100,000         63,750
11% Sr. Sub. Nts., 9/15/03                                  (7)                65,347         68,910
----------------------------------------------------------------------------------------------------
James Cable Partners LP, 10.75% Sr. Nts.,
Series B, 8/15/04                                                              50,000         52,875
----------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.875% Sr. Nts., 7/15/07                          50,000         50,625
----------------------------------------------------------------------------------------------------
TCI Satellite Entertainment, Inc., 10.875% Sr. Sub. Nts., 2/15/07              50,000         53,500
----------------------------------------------------------------------------------------------------
TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                 125,000        137,526
----------------------------------------------------------------------------------------------------
United International Holdings, Inc.,
0%/10.75% Sr. Disc. Nts., 2/15/08                           (3)               100,000         63,375
                                                                                        ------------
                                                                                             713,247
----------------------------------------------------------------------------------------------------
MEDIA/ENTERTAINMENT-DIVERSIFIED MEDIA - 0.5%
----------------------------------------------------------------------------------------------------
American Skiing Corp., 12% Sr. Sub. Nts.,
Series B, 7/15/06                                           (1)                75,000         84,000


9  Oppenheimer LifeSpan Funds



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Income Fund
                                                                          FACE          MARKET VALUE
                                                                          AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------
MEDIA/ENTERTAINMENT-DIVERSIFIED MEDIA (CONTINUED)
----------------------------------------------------------------------------------------------------
Fox/Liberty Networks LLC, 8.875% Sr. Nts., 8/15/07                        $    25,000   $     25,750
----------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07                           50,000         51,000
                                                                                        ------------
                                                                                             160,750
----------------------------------------------------------------------------------------------------
MEDIA/ENTERTAINMENT-TELECOMMUNICATIONS - 1.7%
----------------------------------------------------------------------------------------------------
American Communications Services, Inc.,
0%/13% Sr. Disc. Nts., 11/1/05                              (3)                75,000         63,187
----------------------------------------------------------------------------------------------------
Centennial Cellular Corp., 10.125% Sr. Nts., 5/15/05                           25,000         28,000
----------------------------------------------------------------------------------------------------
Century Communications, Inc., Zero Coupon
Sr. Disc. Nts., 8.50%, 1/15/08                              (8)                50,000         22,000
----------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20%
Sr. Disc. Debs., 11/15/07                                   (3)                75,000         61,312
----------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/10.75%
Sr. Disc. Nts., 2/15/07                                     (3)                50,000         35,500
----------------------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05     (3)                50,000         40,438
----------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.,
0%/11.25% Sr. Disc. Nts., Series B, 7/15/07                 (3)                50,000         37,000
----------------------------------------------------------------------------------------------------
International CableTel, Inc.,
0%/11.50% Sr. Deferred Coupon Nts., Series B, 2/1/06        (3)               100,000         80,000
----------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Nts., 5/1/08       (4)                50,000         49,469
----------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 0%/10.50% Sr. Disc. Nts., 3/1/07           (3)                50,000         37,375
----------------------------------------------------------------------------------------------------
RSL Communications plc, 9.125% Sr. Nts., 3/1/08             (4)                50,000         50,500
----------------------------------------------------------------------------------------------------
Teleport Communications Group, Inc.:
0%/11.125% Sr. Disc. Nts., 7/1/07                           (3)                25,000         21,625
9.875% Sr. Nts., 7/1/06                                                        25,000         28,625
                                                                                        ------------
                                                                                             555,031
----------------------------------------------------------------------------------------------------
MEDIA/ENTERTAINMENT-WIRELESS COMMUNICATIONS - 1.0%
----------------------------------------------------------------------------------------------------
Geotek Communications, Inc., 12% Cv.
Sr. Sub. Nts., 2/15/01                                      (1)                25,000         12,375
----------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., 0%/14%
Sr. Disc. Nts., Series B, 6/1/06                            (3)                50,000         37,375
----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 0%/9.75%
Sr. Disc. Nts., 8/15/04                                     (3)               100,000         96,750
----------------------------------------------------------------------------------------------------
Price Communications Cellular Holdings,
Inc., 0%/13.50% Sr. Disc. Nts., Series B, 8/1/07            (3)                75,000         52,125
----------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp.,
11% Sr. Nts., 8/15/06                                                          50,000         57,500
----------------------------------------------------------------------------------------------------
Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07                           50,000         54,375
                                                                                        ------------
                                                                                             310,500
----------------------------------------------------------------------------------------------------
METALS/MINERALS - 1.5%
----------------------------------------------------------------------------------------------------
Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                    165,000        178,733
----------------------------------------------------------------------------------------------------
Gulf States Steel, Inc. (Alabama), 13.50% First
Mtg. Nts., Series B, 4/15/03                                                   50,000         51,750
----------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.,
10.875% Sr. Nts., Series B, 10/15/06                                           50,000         54,375
----------------------------------------------------------------------------------------------------
NS Group, Inc., 13.50% Gtd. Sr. Sec. Nts., 7/15/03                             45,000         51,863
----------------------------------------------------------------------------------------------------
Republic Engineered Steels, Inc.,
9.875% First Mtg. Nts., 12/15/01                                               25,000         24,875
----------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10% Sr. Nts., Series B, 12/1/04                               50,000         52,000
----------------------------------------------------------------------------------------------------
Weirton Steel Corp., 10.75% Sr. Nts., 6/1/05                                   50,000         53,125
                                                                                        ------------
                                                                                             466,721
----------------------------------------------------------------------------------------------------
RETAIL - 0.8%
----------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 10% Sr. Nts., 2/15/01                       60,000         65,740
----------------------------------------------------------------------------------------------------
K Mart Corp., 7.75% Debs., 10/1/12                                             50,000         50,159
----------------------------------------------------------------------------------------------------
Price/Costco Cos., Inc., 7.125% Sr. Nts., 6/15/05                             120,000        125,032
                                                                                        ------------
                                                                                             240,931


10  Oppenheimer LifeSpan Funds



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Income Fund
                                                                          FACE          MARKET VALUE
                                                                          AMOUNT        SEE NOTE 1
----------------------------------------------------------------------------------------------------
SERVICE - 1.2%
----------------------------------------------------------------------------------------------------
Applied Extrusion Technologies, Inc., 11.50% Sr. Nts., Series B, 4/1/02     $  50,000      $  53,500
----------------------------------------------------------------------------------------------------
Employee Solutions, Inc., 10% Sr. Nts., 10/15/04            (4)                50,000         47,750
----------------------------------------------------------------------------------------------------
Jordan Telecommunication Products, Inc., 9.875%
Sr. Nts., Series B, 8/1/07                                                     50,000         53,000
----------------------------------------------------------------------------------------------------
Maxim Group, Inc. (The), 9.25%
Sr. Sub. Nts., Series B, 10/15/07                                              50,000         51,125
----------------------------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01                                           75,000         79,135
----------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Gtd.
Sr. Nts., Series B, 12/1/06                                                    80,000         82,330
                                                                                         -----------
                                                                                             366,840
----------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.3%
----------------------------------------------------------------------------------------------------
CSX Corp., 7.05% Debs., 5/1/02                                                 85,000         86,980
----------------------------------------------------------------------------------------------------
MCII Holdings (USA), Inc., 0%/15% Sec. Nts., 11/15/02       (3)                50,000         46,375
----------------------------------------------------------------------------------------------------
Norfolk Southern Corp., 7.35% Nts., 5/15/07                                    75,000         79,793
----------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.375% Unsec. Nts., 3/1/06     (4)                50,000         49,875
----------------------------------------------------------------------------------------------------
Union Pacific Corp., 7% Nts., 6/15/00                                         150,000        152,389
                                                                                         -----------
                                                                                             415,412
----------------------------------------------------------------------------------------------------
UTILITY - 1.7%
----------------------------------------------------------------------------------------------------
Ameritech Capital Funding Corp., 5.65% Gtd. Nts., 1/15/01                     100,000         99,107
----------------------------------------------------------------------------------------------------
Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                     220,000        222,764
----------------------------------------------------------------------------------------------------
Peoples Telephone Co., Inc., 12.25% Sr. Nts., 7/15/02                          50,000         53,000
----------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                       50,000         52,125
----------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                               100,000        106,887
                                                                                         -----------
                                                                                             533,883
                                                                                         -----------

Total Corporate Bonds and Notes (Cost $9,762,823)                                         10,065,936


                                                                         SHARES
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.6%
----------------------------------------------------------------------------------------------------
Case Corp., $4.50 Cum. Cv., Series A, Non-Vtg. (Cost $115,000)                  1,200        176,850

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 24.8%
----------------------------------------------------------------------------------------------------
AEROSPACE - 1.0%
----------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                          4,600        194,350
----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                           1,200        133,650
                                                                                         -----------
                                                                                             328,000
----------------------------------------------------------------------------------------------------
CHEMICALS - 1.2%
----------------------------------------------------------------------------------------------------
Dexter Corp.                                                                    4,300        177,644
----------------------------------------------------------------------------------------------------
Ethyl Corp.                                                                    13,300        101,412
----------------------------------------------------------------------------------------------------
IMC Global, Inc.                                                                3,149        113,364
                                                                                         -----------
                                                                                             392,420
----------------------------------------------------------------------------------------------------
ENERGY - 3.3%
----------------------------------------------------------------------------------------------------
Amoco Corp.                                                                     2,800        123,900
----------------------------------------------------------------------------------------------------
Atlantic Richfield Co.                                                          2,400        187,200
----------------------------------------------------------------------------------------------------
Chevron Corp.                                                                   2,300        190,181
----------------------------------------------------------------------------------------------------
Exxon Corp.                                                                     3,000        218,812
----------------------------------------------------------------------------------------------------
Mobil Corp.                                                                     2,400        189,600
----------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                      4,700        138,356
                                                                                         -----------
                                                                                           1,048,049
----------------------------------------------------------------------------------------------------
FINANCIAL - 4.3%
----------------------------------------------------------------------------------------------------
BankAmerica Corp.                                                               1,000         85,000
----------------------------------------------------------------------------------------------------
BankBoston Corp.                                                                2,000        215,875
----------------------------------------------------------------------------------------------------
Camden Property Trust                                                           4,800        140,700


11  Oppenheimer LifeSpan Funds



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Income Fund
                                                                                        MARKET VALUE
                                                                          SHARES        SEE NOTE 1
----------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
----------------------------------------------------------------------------------------------------
Capstone Capital Corp.                                                          5,900   $    140,862
----------------------------------------------------------------------------------------------------
First Union Corp.                                                               1,900        114,712
----------------------------------------------------------------------------------------------------
Health & Retirement Properties Trust                                            6,800        132,600
----------------------------------------------------------------------------------------------------
HSB Group, Inc.                                                                 2,500        165,000
----------------------------------------------------------------------------------------------------
NationsBank Corp.                                                               1,900        143,925
----------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                               800         67,800
----------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                 400        147,400
                                                                                        ------------
                                                                                           1,353,874
----------------------------------------------------------------------------------------------------
FOOD & DRUG - 0.3%
----------------------------------------------------------------------------------------------------
Piccadilly Cafeterias, Inc.                                                     6,900         90,994
----------------------------------------------------------------------------------------------------
FOREST PRODUCTS/CONTAINERS - 0.9%
----------------------------------------------------------------------------------------------------
Union Camp Corp.                                                                3,300        199,237
----------------------------------------------------------------------------------------------------
Unisource Worldwide, Inc.                                                       6,900         87,544
                                                                                        ------------
                                                                                             286,781
----------------------------------------------------------------------------------------------------
HOUSING - 1.2%
----------------------------------------------------------------------------------------------------
Cornerstone Properties, Inc.                                                    8,300        149,400
----------------------------------------------------------------------------------------------------
Meditrust Corp., Paired Stock                                                   3,724        111,953
----------------------------------------------------------------------------------------------------
Tower Realty Trust, Inc.                                                        5,000        118,125
                                                                                        ------------
                                                                                             379,478
----------------------------------------------------------------------------------------------------
MANUFACTURING - 0.9%
----------------------------------------------------------------------------------------------------
PACCAR, Inc.                                                                    5,000        296,875
----------------------------------------------------------------------------------------------------
METALS/MINERALS - 1.0%
----------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                      3,200        185,800
----------------------------------------------------------------------------------------------------
ROHN Industries, Inc.                                                          23,000        124,344
                                                                                        ------------
                                                                                             310,144
----------------------------------------------------------------------------------------------------
RETAIL - 1.8%
----------------------------------------------------------------------------------------------------
Brown Group, Inc.                                                               6,500        103,594
----------------------------------------------------------------------------------------------------
New England Business Service, Inc.                                              5,000        165,937
----------------------------------------------------------------------------------------------------
Penney (J.C.) Co., Inc.                                                         2,100        149,231
----------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                             2,600        154,212
                                                                                        ------------
                                                                                             572,974
----------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.8%
----------------------------------------------------------------------------------------------------
GATX Corp.                                                                      3,100        256,913
----------------------------------------------------------------------------------------------------
UTILITY - 8.1%
----------------------------------------------------------------------------------------------------
Ameritech Corp.                                                                 4,200        178,763
----------------------------------------------------------------------------------------------------
AT&T Corp.                                                                      3,500        210,219
----------------------------------------------------------------------------------------------------
Bell Atlantic Corp.                                                             2,473        231,380
----------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                               3,704        214,369
----------------------------------------------------------------------------------------------------
El Paso Natural Gas Co.                                                         7,600        280,725
----------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                 3,000        186,188
----------------------------------------------------------------------------------------------------
Frontier Corp.                                                                  5,700        170,644
----------------------------------------------------------------------------------------------------
Illinova Corp.                                                                  4,000        122,250
----------------------------------------------------------------------------------------------------
Kansas City Power & Light Co.                                                   5,000        148,750
----------------------------------------------------------------------------------------------------
MCN Energy Group, Inc.                                                          3,700        139,675
----------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                           3,700        170,200
----------------------------------------------------------------------------------------------------
Questar Corp.                                                                   3,300        143,138
----------------------------------------------------------------------------------------------------
U S West Communications Group                                                   4,200        221,550
----------------------------------------------------------------------------------------------------
Western Resources, Inc.                                                         3,900        152,344
                                                                                        ------------
                                                                                           2,570,195
                                                                                        ------------
Total Common Stocks (Cost $5,727,267)                                                      7,886,697


12  Oppenheimer LifeSpan Funds

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Income Fund
                                                                                        MARKET VALUE
                                                                          UNITS         SEE NOTE 1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES - 0.0%
----------------------------------------------------------------------------------------------------
Australis Media Ltd. Wts., Exp. 5/00                        (1)                    75   $         --
----------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/07                                          50          4,775
----------------------------------------------------------------------------------------------------
Dairy Mart Convenience Stores, Inc. Wts., Exp. 12/01        (1)                   333            167
----------------------------------------------------------------------------------------------------
Intermedia Communications, Inc. Wts., Exp. 6/00             (1)                    50          6,750
----------------------------------------------------------------------------------------------------
Price Communications Corp. Wts., Exp. 8/07                  (1)                   258          3,999
----------------------------------------------------------------------------------------------------
Signature Brands, Inc. Wts., Exp. 12/49                     (1)                    50          1,006
                                                                                        ------------
Total Rights, Warrants and Certificates (Cost $471)                                           16,697


                                                                          FACE
                                                                          AMOUNT
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 10.6%
----------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 5.52%, dated
4/30/98, to be repurchased at $3,361,515 on 5/1/98, collateralized by
U.S. Treasury Nts., 7%, 7/15/06, with a value of $3,435,032
(Cost $3,361,000)                                                         $ 3,361,000      3,361,000

----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $28,778,152)                                  99.1%     31,478,377
----------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                   0.9        290,543
                                                                         ------------   ------------
NET ASSETS                                                                     100.0%   $ 31,768,920
                                                                         ------------   ------------
                                                                         ------------   ------------

1. Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.
2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $503,617 or 1.59% of the Fund's net assets as of April 30, 1998.
5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
6.  Represents the current interest rate for an increasing rate security.
7. Interest or dividend is paid-in-kind.
8. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

See accompanying Notes to Financial Statements.


13  Oppenheimer LifeSpan Funds


----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS APRIL 30, 1998 (UNAUDITED)
Oppenheimer LifeSpan Balanced Fund
                                                                                        MARKET VALUE
                                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 59.3%
----------------------------------------------------------------------------------------------------
BASIC MATERIALS - 1.8%
----------------------------------------------------------------------------------------------------
CHEMICALS - 0.6%
----------------------------------------------------------------------------------------------------
Dexter Corp.                                                                    5,000   $    206,562
----------------------------------------------------------------------------------------------------
Ethyl Corp.                                                                    15,900        121,237
----------------------------------------------------------------------------------------------------
Fuji Photo Film Co.                                         (1)                 1,000         35,647
----------------------------------------------------------------------------------------------------
IMC Global, Inc.                                                                2,834        102,024
                                                                                         -----------
                                                                                             465,470
----------------------------------------------------------------------------------------------------
METALS - 0.5%
----------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                      3,700        214,831
----------------------------------------------------------------------------------------------------
ROHN Industries, Inc.                                                          25,000        135,156
                                                                                         -----------
                                                                                             349,987
----------------------------------------------------------------------------------------------------
PAPER - 0.7%
----------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico SA, Cl. A                                             16,000         77,931
----------------------------------------------------------------------------------------------------
Union Camp Corp.                                                                6,200        374,325
----------------------------------------------------------------------------------------------------
Unisource Worldwide, Inc.                                                       8,100        102,769
                                                                                         -----------
                                                                                             555,025
----------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 9.2%
----------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 1.6%
----------------------------------------------------------------------------------------------------
Bridgestone Corp.                                                               3,000         68,569
----------------------------------------------------------------------------------------------------
Cornerstone Properties, Inc.                                                    9,900        178,200
----------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc.                       (1)                 4,900         92,487
----------------------------------------------------------------------------------------------------
Federal-Mogul Corp.                                                             2,800        181,125
----------------------------------------------------------------------------------------------------
Lear Corp.                                                  (1)                 2,200        117,837
----------------------------------------------------------------------------------------------------
Meditrust Corp., Paired Stock                                                   4,686        140,873
----------------------------------------------------------------------------------------------------
Republic Industries, Inc.                                   (1)                 3,000         83,437
----------------------------------------------------------------------------------------------------
Tower Realty Trust, Inc.                                                        6,000        141,750
----------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                 2,400        172,800
                                                                                         -----------
                                                                                           1,177,078
----------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 2.5%
----------------------------------------------------------------------------------------------------
Alaska Air Group, Inc.                                      (1)                 2,300        129,087
----------------------------------------------------------------------------------------------------
America West Holdings Corp., Cl. B                          (1)                 4,800        145,200
----------------------------------------------------------------------------------------------------
American Skiing Corp.                                       (1)                 7,600        117,800
----------------------------------------------------------------------------------------------------
AMR Corp.                                                   (1)                 1,700        259,037
----------------------------------------------------------------------------------------------------
CDL Hotels International Ltd.                                                 290,000         88,916
----------------------------------------------------------------------------------------------------
Coach USA, Inc.                                             (1)                 2,600        123,337
----------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.                                                             700         81,375
----------------------------------------------------------------------------------------------------
Granada Group plc                                                               9,000        154,994
----------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                    4,100        150,931
----------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                    (1)                 2,100         80,062
----------------------------------------------------------------------------------------------------
Piccadilly Cafeterias, Inc.                                                     7,900        104,181
----------------------------------------------------------------------------------------------------
Prime Hospitality Corp.                                     (1)                 5,600        115,850
----------------------------------------------------------------------------------------------------
Vistana, Inc.                                               (1)                10,500        265,125
                                                                                         -----------
                                                                                           1,815,895
----------------------------------------------------------------------------------------------------
MEDIA - 1.1%
----------------------------------------------------------------------------------------------------
Applied Graphics Technologies, Inc.                         (1)                 5,300        265,000
----------------------------------------------------------------------------------------------------
Benpres Holdings Corp., GDR                                 (1)(2)              2,400          8,608
----------------------------------------------------------------------------------------------------
Benpres Holdings Corp., Sponsored GDR                       (1)                 6,000         21,519
----------------------------------------------------------------------------------------------------
Emmis Broadcasting Corp., Cl. A                             (1)                 2,000        103,500
----------------------------------------------------------------------------------------------------
Reed International plc                                                          9,000         79,529
----------------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                                     26,000         66,460
----------------------------------------------------------------------------------------------------
VNU - Verenigde Nederlandse
Uitgeverbedrijven Verenigd Bezit                                                4,000        129,472


14 Oppenheimer LifeSpan Funds



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Balanced Fund
                                                                                        MARKET VALUE
                                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
----------------------------------------------------------------------------------------------------
Wolters Kluwer NV                                                                 900   $    117,638
                                                                                        ------------
                                                                                             791,726
----------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 2.3%
----------------------------------------------------------------------------------------------------
Circle K Japan Co. Ltd.                                                         1,320         54,446
----------------------------------------------------------------------------------------------------
Dayton Hudson Corp.                                                             1,700        148,431
----------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                           (1)                 3,200        157,400
----------------------------------------------------------------------------------------------------
Fruit of the Loom, Inc., Cl. A                              (1)                 3,700        138,287
----------------------------------------------------------------------------------------------------
Ito-Yokado Co. Ltd.                                                             2,000        103,686
----------------------------------------------------------------------------------------------------
K Mart Corp.                                                (1)                 4,400         76,725
----------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                             1,800         88,537
----------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                 1,200         78,525
----------------------------------------------------------------------------------------------------
Penney (J.C.) Co., Inc.                                                         6,200        440,587
----------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                             6,700        397,394
                                                                                        ------------
                                                                                           1,684,018
----------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 1.7%
----------------------------------------------------------------------------------------------------
Brown Group, Inc.                                                               8,300        132,281
----------------------------------------------------------------------------------------------------
Brylane, Inc.                                               (1)                 1,100         64,625
----------------------------------------------------------------------------------------------------
Dickson Concepts International Ltd.                                            42,000         58,017
----------------------------------------------------------------------------------------------------
Guitar Center, Inc.                                         (1)                 4,400        125,400
----------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                                   2,700        140,603
----------------------------------------------------------------------------------------------------
Inacom Corp.                                                (1)                 2,800        100,275
----------------------------------------------------------------------------------------------------
Koninklijke Ahold NV                                                            3,600        112,249
----------------------------------------------------------------------------------------------------
Kroll-O'Gara Co. (The)                                      (1)                 3,800         80,987
----------------------------------------------------------------------------------------------------
New England Business Service, Inc.                                              5,800        192,487
----------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc.                                    (1)                 1,900        135,850
----------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                          (1)                 2,100        108,019
                                                                                        ------------
                                                                                           1,250,793
----------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 8.7%
----------------------------------------------------------------------------------------------------
BEVERAGES - 0.3%
----------------------------------------------------------------------------------------------------
Embotelladora Andina SA, Series B, Sponsored ADR                                3,200         64,800
----------------------------------------------------------------------------------------------------
Scottish & Newcastle plc                                                       11,000        164,792
                                                                                        ------------
                                                                                             229,592
----------------------------------------------------------------------------------------------------
FOOD - 1.6%
----------------------------------------------------------------------------------------------------
Colruyt SA                                                                        250        151,891
----------------------------------------------------------------------------------------------------
Groupe Danone                                                                     600        141,581
----------------------------------------------------------------------------------------------------
Jeronimo Martins & Filho SA                                                     2,300        106,129
----------------------------------------------------------------------------------------------------
Kroger Co.                                                  (1)                 5,300        221,937
----------------------------------------------------------------------------------------------------
Nestle SA                                                                          70        135,805
----------------------------------------------------------------------------------------------------
Safeway, Inc.                                               (1)                 3,300        126,225
----------------------------------------------------------------------------------------------------
United Natural Foods, Inc.                                  (1)                 3,400         96,050
----------------------------------------------------------------------------------------------------
William Morrison Supermarkets plc                                              40,000        177,232
                                                                                        ------------
                                                                                           1,156,850
----------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 2.6%
----------------------------------------------------------------------------------------------------
Fresenius AG, Preference                                                          500        121,065
----------------------------------------------------------------------------------------------------
Gedeon Richter Ltd., GDR                                    (2)                 1,000        107,132
----------------------------------------------------------------------------------------------------
Incyte Pharmaceuticals, Inc.                                (1)                 2,900        130,500
----------------------------------------------------------------------------------------------------
Jones Medical Industries, Inc.                                                  4,400        129,800
----------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A                         (1)                 5,850        250,087
----------------------------------------------------------------------------------------------------
Novartis AG                                                                       100        165,340
----------------------------------------------------------------------------------------------------
Novo-Nordisk AS, B Shares                                                       1,000        162,205
----------------------------------------------------------------------------------------------------
PharMerica, Inc.                                            (1)                10,100        140,137


15 Oppenheimer LifeSpan Funds



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Balanced Fund
                                                                                        MARKET VALUE
                                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS (CONTINUED)
----------------------------------------------------------------------------------------------------
Roche Holding AG                                                                   12   $    121,645
----------------------------------------------------------------------------------------------------
Sanofi SA                                                                       1,000        121,141
----------------------------------------------------------------------------------------------------
Schering AG                                                                     1,000        107,384
----------------------------------------------------------------------------------------------------
SKW Trostberg AG                                                                3,000        102,814
----------------------------------------------------------------------------------------------------
Takeda Chemical Industries Ltd.                                                 3,000         85,825
----------------------------------------------------------------------------------------------------
Zeneca Group plc                                                                4,000        172,283
                                                                                        ------------
                                                                                           1,917,358
----------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 2.9%
----------------------------------------------------------------------------------------------------
Alternative Living Services, Inc.                           (1)                 5,300        185,500
----------------------------------------------------------------------------------------------------
Concentra Managed Care, Inc.                                (1)                 5,700        177,412
----------------------------------------------------------------------------------------------------
FPA Medical Management, Inc.                                (1)                 8,700        108,750
----------------------------------------------------------------------------------------------------
HealthCare Financial Partners, Inc.                         (1)                 3,100        156,162
----------------------------------------------------------------------------------------------------
Luxottica Group SpA, Sponsored ADR                                              7,500        125,156
----------------------------------------------------------------------------------------------------
National Surgery Centers, Inc.                              (1)                 8,700        246,862
----------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.                               (1)                 4,700        198,281
----------------------------------------------------------------------------------------------------
Province Healthcare Co.                                     (1)                 1,500         41,437
----------------------------------------------------------------------------------------------------
Renal Care Group, Inc.                                      (1)                 4,100        156,825
----------------------------------------------------------------------------------------------------
Rural/Metro Corp.                                           (1)                 6,700        217,750
----------------------------------------------------------------------------------------------------
SmithKline Beecham plc                                                         16,894        201,399
----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.                                      (1)                 4,635        173,523
----------------------------------------------------------------------------------------------------
Trex Medical Corp.                                          (1)                 5,800        110,200
----------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.                             (1)                   800         57,700
                                                                                        ------------
                                                                                           2,156,957
----------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 1.3%
----------------------------------------------------------------------------------------------------
Dial Corp. (The)                                                                5,700        138,937
----------------------------------------------------------------------------------------------------
Fort James Corp.                                                                6,375        316,359
----------------------------------------------------------------------------------------------------
L'OREAL                                                                           350        166,922
----------------------------------------------------------------------------------------------------
Premark International, Inc.                                                     5,600        186,900
----------------------------------------------------------------------------------------------------
Reckitt & Colman plc                                                            9,000        181,328
                                                                                        ------------
                                                                                             990,446
----------------------------------------------------------------------------------------------------
ENERGY - 3.3%
----------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.6%
----------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                                                 4,500        227,812
----------------------------------------------------------------------------------------------------
Global Marine, Inc.                                         (1)                 2,500         58,906
----------------------------------------------------------------------------------------------------
Gulf Island Fabrication, Inc.                               (1)                 3,300         76,725
----------------------------------------------------------------------------------------------------
Tidewater, Inc.                                                                 2,500         99,062
                                                                                        ------------
                                                                                             462,505
----------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 2.7%
----------------------------------------------------------------------------------------------------
Amoco Corp.                                                                     3,200        141,600
----------------------------------------------------------------------------------------------------
Atlantic Richfield Co.                                                          3,000        234,000
----------------------------------------------------------------------------------------------------
Chevron Corp.                                                                   2,900        239,794
----------------------------------------------------------------------------------------------------
Cliffs Drilling Co.                                         (1)                 1,200         59,175
----------------------------------------------------------------------------------------------------
Exxon Corp.                                                                     5,500        401,156
----------------------------------------------------------------------------------------------------
Mobil Corp.                                                                     4,400        347,600
----------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                      5,600        164,850
----------------------------------------------------------------------------------------------------
Patterson Energy, Inc.                                      (1)                 3,900         54,600
----------------------------------------------------------------------------------------------------
Quinenco SA, ADR                                            (1)                 2,700         27,844
----------------------------------------------------------------------------------------------------
Shell Transport & Trading Co. plc                                              14,000        104,049
----------------------------------------------------------------------------------------------------
Total SA, B Shares                                                              1,641        194,975
                                                                                        ------------
                                                                                           1,969,643


16 Oppenheimer LifeSpan Funds



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Balanced Fund
                                                                                        MARKET VALUE
                                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------
FINANCIAL - 9.7%
----------------------------------------------------------------------------------------------------
BANKS - 4.0%
----------------------------------------------------------------------------------------------------
Banco Bradesco SA, Preference                                               5,600,000      $  51,398
----------------------------------------------------------------------------------------------------
Banco Popular Espanol SA                                                        1,850        151,724
----------------------------------------------------------------------------------------------------
Bank Handlowy W Warszawie GDR                               (1)                 3,400         64,940
----------------------------------------------------------------------------------------------------
BankAmerica Corp.                                                               3,100        263,500
----------------------------------------------------------------------------------------------------
BankBoston Corp.                                                                4,800        518,100
----------------------------------------------------------------------------------------------------
Bayerische Vereinsbank AG                                   (1)                 1,850        138,145
----------------------------------------------------------------------------------------------------
Credit Suisse Group                                                               700        154,006
----------------------------------------------------------------------------------------------------
Credito Italiano SpA                                        (1)                24,000        126,098
----------------------------------------------------------------------------------------------------
First Union Corp.                                                               3,400        205,275
----------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                           17,000        254,537
----------------------------------------------------------------------------------------------------
Mitsubishi Trust & Banking Corp.                                                8,000         76,288
----------------------------------------------------------------------------------------------------
NationsBank Corp.                                                               3,700        280,275
----------------------------------------------------------------------------------------------------
Nordbanken Holding AB                                                          22,400        164,987
----------------------------------------------------------------------------------------------------
Thai Farmers Bank Public Co. Ltd.                           (1)                37,000         84,667
----------------------------------------------------------------------------------------------------
Union Bank of Switzerland                                                         350        112,354
----------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                 800        294,800
                                                                                        ------------
                                                                                           2,941,094
----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 2.9%
----------------------------------------------------------------------------------------------------
AMRESCO, Inc.                                               (1)                 8,600        311,750
----------------------------------------------------------------------------------------------------
Camden Property Trust                                                           5,400        158,288
----------------------------------------------------------------------------------------------------
Capstone Capital Corp.                                                          6,700        159,963
----------------------------------------------------------------------------------------------------
Cattles plc                                                                    12,000        128,510
----------------------------------------------------------------------------------------------------
Haw Par Brothers International Ltd.                                            41,000         47,124
----------------------------------------------------------------------------------------------------
Health & Retirement Properties Trust                                            7,800        152,100
----------------------------------------------------------------------------------------------------
ING Groep NV                                                                    2,552        165,838
----------------------------------------------------------------------------------------------------
Lend Lease Corp. Ltd.                                                           3,600         82,279
----------------------------------------------------------------------------------------------------
Money Store, Inc. (The)                                                         1,400         46,025
----------------------------------------------------------------------------------------------------
Morgan Stanley, Dean Witter & Co.                                               1,700        134,088
----------------------------------------------------------------------------------------------------
Nichiei Co. Ltd.                                                                1,430        111,474
----------------------------------------------------------------------------------------------------
Northern Rock plc                                           (1)                18,000        184,489
----------------------------------------------------------------------------------------------------
Perlis Plantations Berhad                                                      28,000         39,305
----------------------------------------------------------------------------------------------------
Promise Co. Ltd.                                                                1,400         71,203
----------------------------------------------------------------------------------------------------
Sirrom Capital Corp.                                                            6,300        188,213
----------------------------------------------------------------------------------------------------
Travelers Group, Inc.                                                           3,212        196,534
                                                                                        ------------
                                                                                           2,177,183
----------------------------------------------------------------------------------------------------
INSURANCE - 2.8%
----------------------------------------------------------------------------------------------------
Allstate Corp.                                                                  2,000        192,500
----------------------------------------------------------------------------------------------------
AXA SA                                                                          1,200        140,783
----------------------------------------------------------------------------------------------------
Chubb Corp.                                                                     2,200        173,663
----------------------------------------------------------------------------------------------------
Conseco, Inc.                                                                   6,000        297,750
----------------------------------------------------------------------------------------------------
Equitable Cos., Inc.                                                            3,400        208,675
----------------------------------------------------------------------------------------------------
HSB Group, Inc.                                                                 2,700        178,200
----------------------------------------------------------------------------------------------------
INSpire Insurance Solutions, Inc.                           (1)                 1,800         60,525
----------------------------------------------------------------------------------------------------
Irish Life plc                                                                  4,000         37,134
----------------------------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc.                               (1)                 5,600        211,750
----------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                             2,800        237,300
----------------------------------------------------------------------------------------------------
Torchmark Corp.                                                                 3,000        133,688
----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. A                                        4,400        184,800
                                                                                        ------------
                                                                                           2,056,768


17 Oppenheimer LifeSpan Funds



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Balanced Fund
                                                                                        MARKET VALUE
                                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------
INDUSTRIAL - 7.7%
----------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.1%
----------------------------------------------------------------------------------------------------
Siebe plc                                                                       5,000   $    111,690
----------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.2%
----------------------------------------------------------------------------------------------------
USG Corp.                                                   (1)                 2,700        138,713
----------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 3.7%
----------------------------------------------------------------------------------------------------
American Disposal Services, Inc.                            (1)                 6,100        244,572
----------------------------------------------------------------------------------------------------
Central Parking Corp.                                                           2,650        124,219
----------------------------------------------------------------------------------------------------
Computer Horizons Corp.                                     (1)                 6,550        248,491
----------------------------------------------------------------------------------------------------
Computer Task Group, Inc.                                                       8,600        334,325
----------------------------------------------------------------------------------------------------
Cyberonics, Inc.                                            (1)                 2,500         60,000
----------------------------------------------------------------------------------------------------
Eastern Environmental Services, Inc.                        (1)                 8,600        224,675
----------------------------------------------------------------------------------------------------
Hays plc                                                                       13,000        220,512
----------------------------------------------------------------------------------------------------
Helix Technology Corp.                                                          4,400         88,000
----------------------------------------------------------------------------------------------------
Lamar Advertising Co., Cl. A                                (1)                 3,550        122,475
----------------------------------------------------------------------------------------------------
Metamor Worldwide, Inc.                                     (1)                 6,400        244,800
----------------------------------------------------------------------------------------------------
PMT Services, Inc.                                          (1)                 4,900         95,550
----------------------------------------------------------------------------------------------------
Renaissance Worldwide, Inc.                                 (1)                 5,200         93,275
----------------------------------------------------------------------------------------------------
Rental Service Corp.                                        (1)                 4,100        119,156
----------------------------------------------------------------------------------------------------
Tetra Tech, Inc.                                            (1)                 7,000        169,750
----------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A                 (1)                 5,400        226,800
----------------------------------------------------------------------------------------------------
Viad Corp.                                                                      5,300        136,806
                                                                                        ------------
                                                                                           2,753,406
----------------------------------------------------------------------------------------------------
MANUFACTURING - 3.1%
----------------------------------------------------------------------------------------------------
AGCO Corp.                                                                      3,300         88,275
----------------------------------------------------------------------------------------------------
Canon Sales Co., Inc.                                                             300          4,019
----------------------------------------------------------------------------------------------------
Case Corp.                                                                      2,200        139,838
----------------------------------------------------------------------------------------------------
Deere & Co.                                                                     2,900        169,469
----------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.                                                              3,600        165,825
----------------------------------------------------------------------------------------------------
ITEQ, Inc.                                                  (1)                 2,600         33,150
----------------------------------------------------------------------------------------------------
Mannesmann AG                                                                     250        196,991
----------------------------------------------------------------------------------------------------
PACCAR, Inc.                                                                    9,000        534,375
----------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                           2,600        116,025
----------------------------------------------------------------------------------------------------
Ricoh Co. Ltd.                                                                 11,000        114,138
----------------------------------------------------------------------------------------------------
SMC Corp.                                                                         500         41,626
----------------------------------------------------------------------------------------------------
Smiths Industries plc                                                           8,000        116,104
----------------------------------------------------------------------------------------------------
Textron, Inc.                                                                   4,200        328,650
----------------------------------------------------------------------------------------------------
U.S. Industries, Inc.                                                           8,550        231,919
                                                                                         -----------
                                                                                           2,280,404
----------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.6%
----------------------------------------------------------------------------------------------------
Brambles Industries Ltd.                                                        4,100         84,150
----------------------------------------------------------------------------------------------------
GATX Corp.                                                                      3,600        298,350
----------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc.                                     (1)                 2,100         65,100
                                                                                         -----------
                                                                                             447,600
----------------------------------------------------------------------------------------------------
TECHNOLOGY - 11.4%
----------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.2%
----------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                          8,400        354,900
----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                           2,900        322,988
----------------------------------------------------------------------------------------------------
REMEC, Inc.                                                 (1)                 3,600         89,550
----------------------------------------------------------------------------------------------------
TriStar Aerospace Co.                                       (1)                 6,100        100,650
                                                                                         -----------
                                                                                             868,088


18 Oppenheimer LifeSpan Funds



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Balanced Fund
                                                                                        MARKET VALUE
                                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 2.5%
----------------------------------------------------------------------------------------------------
Apex PC Solutions, Inc.                                     (1)                 3,500     $  104,563
----------------------------------------------------------------------------------------------------
Gateway 2000, Inc.                                          (1)                 1,800        105,638
----------------------------------------------------------------------------------------------------
Insight Enterprises, Inc.                                   (1)                 5,250        209,344
----------------------------------------------------------------------------------------------------
International Business Machines Corp.                                             800         92,700
----------------------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A                    (1)                 2,300        133,113
----------------------------------------------------------------------------------------------------
MTI Technology Corp.                                        (1)                 4,300         68,531
----------------------------------------------------------------------------------------------------
Network Appliance, Inc.                                     (1)                 6,400        230,800
----------------------------------------------------------------------------------------------------
Radiant Systems, Inc.                                       (1)                 4,400         99,000
----------------------------------------------------------------------------------------------------
Semtech Corp.                                               (1)                 5,100        121,763
----------------------------------------------------------------------------------------------------
Storage Technology Corp. (New)                              (1)                 3,600        303,975
----------------------------------------------------------------------------------------------------
Xerox Corp.                                                                     3,400        385,900
                                                                                         -----------
                                                                                           1,855,327
----------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 2.7%
----------------------------------------------------------------------------------------------------
Arbor Software Corp.                                        (1)                 2,200        103,538
----------------------------------------------------------------------------------------------------
Avid Technology, Inc.                                       (1)                   800         34,700
----------------------------------------------------------------------------------------------------
BEA Systems, Inc.                                           (1)                 4,400         97,900
----------------------------------------------------------------------------------------------------
Computer Management Sciences, Inc.                          (1)                 5,300        136,475
----------------------------------------------------------------------------------------------------
Dendrite International, Inc.                                (1)                 2,900         92,619
----------------------------------------------------------------------------------------------------
Diamond Technology Partners, Inc.                           (1)                 3,600        100,800
----------------------------------------------------------------------------------------------------
Envoy Corp.                                                 (1)                   500         21,063
----------------------------------------------------------------------------------------------------
JDA Software Group, Inc.                                    (1)                 2,800        141,575
----------------------------------------------------------------------------------------------------
Pegasystems, Inc.                                           (1)                 5,900        110,625
----------------------------------------------------------------------------------------------------
QuadraMed Corp.                                             (1)                 3,600        102,600
----------------------------------------------------------------------------------------------------
SAP AG, Preference                                                                500        249,931
----------------------------------------------------------------------------------------------------
Sapient Corp.                                               (1)                   800         39,500
----------------------------------------------------------------------------------------------------
Summit Design, Inc.                                         (1)                 6,900        106,519
----------------------------------------------------------------------------------------------------
Symantec Corp.                                              (1)                 1,400         40,600
----------------------------------------------------------------------------------------------------
Technology Solutions Co.                                    (1)                 8,150        261,819
----------------------------------------------------------------------------------------------------
Veritas Software Corp.                                      (1)                 2,400        131,400
----------------------------------------------------------------------------------------------------
Visio Corp.                                                 (1)                 3,300        163,350
----------------------------------------------------------------------------------------------------
Wind River Systems, Inc.                                    (1)                 2,300         79,638
                                                                                         -----------
                                                                                           2,014,652
----------------------------------------------------------------------------------------------------
ELECTRONICS - 2.7%
----------------------------------------------------------------------------------------------------
ATMI, Inc.                                                  (1)                   900         25,088
----------------------------------------------------------------------------------------------------
Bowthorpe plc                                                                  18,000        158,004
----------------------------------------------------------------------------------------------------
Electrocomponents plc                                                          15,000        145,840
----------------------------------------------------------------------------------------------------
Getronics NV                                                                    2,100         92,917
----------------------------------------------------------------------------------------------------
Hoshiden Corp.                                              (1)                 8,000        104,079
----------------------------------------------------------------------------------------------------
Keyence Corp.                                                                      60          8,092
----------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                                              4,000         64,179
----------------------------------------------------------------------------------------------------
Power-One, Inc.                                             (1)                 3,500         43,969
----------------------------------------------------------------------------------------------------
Rohm Co.                                                                        1,000        113,070
----------------------------------------------------------------------------------------------------
Royal Philips Electronics NV                                                    1,600        140,954
----------------------------------------------------------------------------------------------------
Sawtek, Inc.                                                (1)                 3,400        103,275
----------------------------------------------------------------------------------------------------
SCI Systems, Inc.                                           (1)                 1,100         45,306
----------------------------------------------------------------------------------------------------
Sony Corp.                                                                      1,900        158,321
----------------------------------------------------------------------------------------------------
TDK Corp.                                                                       1,000         79,164
----------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.                                 (1)                 4,050        233,634
----------------------------------------------------------------------------------------------------
VTech Holdings Ltd.                                                            50,000        175,573
----------------------------------------------------------------------------------------------------
Waters Corp.                                                (1)                 5,900        315,650
                                                                                         -----------
                                                                                           2,007,115


19 Oppenheimer LifeSpan Funds



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Balanced Fund
                                                                                        MARKET VALUE
                                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 2.3%
----------------------------------------------------------------------------------------------------
DSP Communications, Inc.                                    (1)                 5,400   $     90,113
----------------------------------------------------------------------------------------------------
Inter-Tel, Inc.                                                                 5,100        120,488
----------------------------------------------------------------------------------------------------
Matsushita Communication Industrial Co.                                         4,000        118,368
----------------------------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.                                                 14        122,909
----------------------------------------------------------------------------------------------------
P-COM, Inc.                                                 (1)                 8,100        159,469
----------------------------------------------------------------------------------------------------
Pacific Gateway Exchange, Inc.                              (1)                 3,900        222,300
----------------------------------------------------------------------------------------------------
SK Telecommunications Co. Ltd., ADR                                               198          1,473
----------------------------------------------------------------------------------------------------
Tekelec                                                     (1)                 3,800        190,950
----------------------------------------------------------------------------------------------------
Telecom Italia Mobile SpA                                                      22,500        128,249
----------------------------------------------------------------------------------------------------
Telecom Italia SpA                                          (1)                15,000        112,165
----------------------------------------------------------------------------------------------------
Uniphase Corp.                                              (1)                 2,900        157,325
----------------------------------------------------------------------------------------------------
Vodafone Group plc                                                             28,000        308,283
                                                                                         -----------
                                                                                           1,732,092
----------------------------------------------------------------------------------------------------
UTILITIES - 7.5%
----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.1%
----------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                               4,448        257,428
----------------------------------------------------------------------------------------------------
Edison International                                                            4,400        131,175
----------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                 7,200        446,850
----------------------------------------------------------------------------------------------------
Illinova Corp.                                                                  4,500        137,531
----------------------------------------------------------------------------------------------------
Kansas City Power & Light Co.                                                   5,700        169,575
----------------------------------------------------------------------------------------------------
United Utilities plc                                                            8,000        111,690
----------------------------------------------------------------------------------------------------
Veba AG                                                                         2,000        131,848
----------------------------------------------------------------------------------------------------
Western Resources, Inc.                                                         4,600        179,688
                                                                                         -----------
                                                                                           1,565,785
----------------------------------------------------------------------------------------------------
GAS UTILITIES - 1.6%
----------------------------------------------------------------------------------------------------
Columbia Energy Group                                                           2,300        186,875
----------------------------------------------------------------------------------------------------
El Paso Natural Gas Co.                                                         9,200        339,825
----------------------------------------------------------------------------------------------------
MCN Energy Group, Inc.                                                          4,400        166,100
----------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                           4,600        211,600
----------------------------------------------------------------------------------------------------
Questar Corp.                                                                   4,200        182,175
----------------------------------------------------------------------------------------------------
RWE AG, Preference                                                              2,500        105,113
                                                                                         -----------
                                                                                           1,191,688
----------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 3.8%
----------------------------------------------------------------------------------------------------
Ameritech Corp.                                                                 8,900        378,806
----------------------------------------------------------------------------------------------------
AT&T Corp.                                                                      9,200        552,575
----------------------------------------------------------------------------------------------------
Bell Atlantic Corp.                                                             5,180        484,654
----------------------------------------------------------------------------------------------------
Century Telephone Enterprises, Inc.                                             1,200         51,075
----------------------------------------------------------------------------------------------------
Frontier Corp.                                                                  9,500        284,406
----------------------------------------------------------------------------------------------------
Tel-Save Holdings, Inc.                                     (1)                 4,700        107,219
----------------------------------------------------------------------------------------------------
Tele Danmark AS, B Shares                                                       2,000        168,051
----------------------------------------------------------------------------------------------------
Telecomunicacoes do Rio de Janeiro SA, Preference                             370,000         55,790
----------------------------------------------------------------------------------------------------
Telefonica de Espana                                                            3,500        146,049
----------------------------------------------------------------------------------------------------
U S West Communications Group                                                  10,500        553,875
                                                                                         -----------
                                                                                           2,782,500
                                                                                         -----------

Total Common Stocks (Cost $33,270,059)                                                    43,897,448


----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.2%
----------------------------------------------------------------------------------------------------
Case Corp., $4.50 Cum. Cv., Series A, Non-Vtg. (Cost $114,800)                  1,200        176,850


20 Oppenheimer LifeSpan Funds



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Balanced Fund
                                                                                        MARKET VALUE
                                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES - 0.1%
----------------------------------------------------------------------------------------------------
Australis Media Ltd. Wts., Exp. 5/00                        (3)                   150   $          1
----------------------------------------------------------------------------------------------------
Concentric Network Corp. Rts. Exp. 6/98                                           100          9,550
----------------------------------------------------------------------------------------------------
Dairy Mart Convenience Stores, Inc. Wts., Exp. 12/01        (3)                   666            333
----------------------------------------------------------------------------------------------------
Haw Par Brothers Corp. Ltd. Wts., Exp. 7/01                                     3,000            625
----------------------------------------------------------------------------------------------------
Intermedia Communications, Inc. Wts., Exp. 6/00             (3)                   100         13,500
----------------------------------------------------------------------------------------------------
McCaw International Ltd. Wts., Exp. 4/07                    (3)                   100            263
----------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/06          (3)                   500         13,062
----------------------------------------------------------------------------------------------------
Price Communications Corp. Wts., Exp. 8/07                  (3)                   516          7,998
----------------------------------------------------------------------------------------------------
Signature Brands, Inc. Wts., Exp. 12/49                     (3)                   100          2,012
----------------------------------------------------------------------------------------------------
Telefonica de Espana Rts., Exp. 5/98                                            3,500          2,710
                                                                                         -----------

Total Rights, Warrants and Certificates (Cost $9,812)                                         50,054


                                                                        FACE
                                                                        AMOUNT
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 0.8%
----------------------------------------------------------------------------------------------------
Dayton Hudson Credit Card Master Trust, Asset-Backed
Certificates, Series 1997-1, Cl. A, 6.25%, 8/25/05                         $  125,000        126,081
----------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts.,
Series 1997-2, Cl. A, 6.752%, 6/25/07                       (3)               175,000        176,039
----------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust,
Automobile Receivables-Backed Nts.:
Series 1996-A, Cl. A-4, 5.85%, 7/15/01                                        110,000        109,863
Series 1997-A, Cl. A-5, 6.80%, 2/15/05                                        150,000        152,421
                                                                                        ------------

Total Asset-Backed Securities (Cost $559,053)                                                564,404

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 3.0%
----------------------------------------------------------------------------------------------------
Countrywide Funding Corp., Mtg.
Pass-Through Certificates, Series
1994-10, Cl. A3, 6%, 5/25/09                                                  250,000        246,543
----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg.
Obligations, Gtd. Multiclass Mtg.
Participation Certificates:
5.50%, 6/1/98                                                                   1,112          1,102
Series 1711, Cl. EA, 7%, 3/15/24                                              200,000        204,936
----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Multiclass Mtg. Participation Certificates:
6%, 3/1/09                                                                    164,984        164,195
Series 1574, Cl. PD, 5.55%, 3/15/13                                            35,705         35,616
Series 1843, Cl. VB, 7%, 4/15/03                                               65,000         66,685
Series 1849, Cl. VA, 6%, 12/15/10                                             164,298        163,682
----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security:
Series 1542, C1. QC, 7.496%, 10/15/20                       (4)               400,000         76,016
Series 1583, C1. IC, 6.924%, 1/15/20                        (4)               750,000         97,266
Series 1661, C1. PK, 6.711%, 11/15/06                       (4)               679,768         50,770
----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                                   144,057        143,245
6.50%, 4/1/26                                                                 134,807        133,734
7%, 4/1/00                                                                     62,034         62,624


21 Oppenheimer LifeSpan Funds



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Balanced Fund
                                                                        FACE            MARKET VALUE
                                                                        AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg.
Obligations, Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1993-181, Cl. C, 5.40%, 10/25/02                                   $     98,957   $     98,494
Trust 1993-190, Cl. Z, 5.85%, 7/25/08                                         156,038        155,228
----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Medium-Term Nts., 6.56%, 11/13/01                                             100,000        100,172
----------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc.,
Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Series
1994-7, Cl. A18, 6%, 2/25/09                                                  149,164        140,774
----------------------------------------------------------------------------------------------------
PNC Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates,
Series 1995-2, Cl. A3, 6.50%, 2/25/12                                         125,000        125,200
----------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc.,
Mtg. Asset-Backed Pass-Through Certificates,
Series 1997-QS9, Cl. A2, 6.75%, 9/25/27                                       175,000        174,597
                                                                                        ------------

Total Mortgage-Backed Obligations (Cost $2,218,940)                                        2,240,879

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 8.8%
----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26                                                                   100,000         99,781
7.50%, 11/15/16                                                             1,400,000      1,628,813
----------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
----------------------------------------------------------------------------------------------------
5.625%, 2/15/06                                                               500,000        496,094
5.75%, 8/15/03                                                                325,000        326,016
6.50%, 8/15/05                                                                965,000      1,007,823
6.75%, 6/30/99                                                                720,000        729,451
7.50%, 11/15/01                                                             2,125,000      2,248,518
                                                                                        ------------
Total U.S. Government Obligations (Cost $6,415,219)                                        6,536,496

----------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES - 19.9%
----------------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.5%
----------------------------------------------------------------------------------------------------
CHEMICALS - 1.1%
----------------------------------------------------------------------------------------------------
Du Pont (E.I.) De Nemours & Co., 8.50% Debs., 2/15/03                         120,000        127,290
----------------------------------------------------------------------------------------------------
Harris Chemical North America, Inc.,
10.25% Gtd. Sr. Sec. Disc. Nts., 7/15/01                                      100,000        104,750
----------------------------------------------------------------------------------------------------
Laroche Industries, Inc.,
9.50% Sr. Sub. Nts., Series B, 9/15/07                                        125,000        125,000
----------------------------------------------------------------------------------------------------
Morton International, Inc., 9.25%
Credit Sensitive Nts., 6/1/20                                                  65,000         84,657
----------------------------------------------------------------------------------------------------
NL Industries, Inc., 0%/13% Sr.
Sec. Disc. Nts., 10/15/05                                   (5)               100,000        103,250
----------------------------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21                                         65,000         81,178
----------------------------------------------------------------------------------------------------
Sterling Chemicals Holdings,
Inc., 0%/13.50% Sr. Disc. Nts., 8/15/08                     (5)               125,000         71,875
----------------------------------------------------------------------------------------------------
Texas Petrochemical Corp.,
11.125% Sr. Sub. Nts., Series B, 7/1/06                                       125,000        137,500
                                                                                         -----------
                                                                                             835,500
----------------------------------------------------------------------------------------------------
METALS - 0.9%
----------------------------------------------------------------------------------------------------
Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                    125,000        135,404
----------------------------------------------------------------------------------------------------
Gulf States Steel, Inc. (Alabama),
13.50% First Mtg. Nts.,
Series B, 4/15/03                                                             100,000        103,500
----------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.,
10.875% Sr. Nts., Series B, 10/15/06                                          100,000        108,750
----------------------------------------------------------------------------------------------------
NS Group, Inc., 13.50% Gtd. Sr. Sec. Nts., 7/15/03                             75,000         86,437
----------------------------------------------------------------------------------------------------
Republic Engineered Steels, Inc.,
9.875% First Mtg. Nts., 12/15/01                                               50,000         49,750
----------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10% Sr. Nts., Series B, 12/1/04                              100,000        104,000
----------------------------------------------------------------------------------------------------
Weirton Steel Corp., 10.75% Sr. Nts., 6/1/05                                  100,000        106,250
                                                                                         -----------
                                                                                             694,091


22 Oppenheimer LifeSpan Funds



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Balanced Fund
                                                                        FACE            MARKET VALUE
                                                                        AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
PAPER - 0.5%
----------------------------------------------------------------------------------------------------
Celulosa Arauco y Constitucion SA, 7.25% Debs., 6/11/98     (3)            $  110,000     $  109,725
----------------------------------------------------------------------------------------------------
Gaylord Container Corp., 12.75% Sr.
Sub. Disc. Debs., 5/15/05                                                     100,000        107,000
----------------------------------------------------------------------------------------------------
Malette, Inc., 12.25% Sr. Sec. Nts., 7/15/04                (3)               100,000        112,250
----------------------------------------------------------------------------------------------------
Stone Container Corp., 9.875% Sr. Nts., 2/1/01                                 50,000         51,625
                                                                                         -----------
                                                                                             380,600
----------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 5.6%
----------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 0.9%
----------------------------------------------------------------------------------------------------
Black & Decker Corp., 6.625% Nts., 11/15/00                                   110,000        111,092
----------------------------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27                                      60,000         61,702
----------------------------------------------------------------------------------------------------
IHF Holdings, Inc., 0%/15% Sr.
Sub. Disc. Nts., Series B, 11/15/04                         (5)               125,000        103,750
----------------------------------------------------------------------------------------------------
MCII Holdings (USA), Inc., 0%/15%
Sec. Nts., 11/15/02                                         (5)               125,000        115,937
----------------------------------------------------------------------------------------------------
Shop Vac Corp., 10.625% Sr. Nts., 9/1/03                                      125,000        138,437
----------------------------------------------------------------------------------------------------
Signature Brands, Inc., 13% Sr. Sub. Nts., 8/15/02          (3)               100,000        114,000
                                                                                         -----------
                                                                                             644,918
----------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 2.4%
----------------------------------------------------------------------------------------------------
American Skiing Corp., 12% Sr. Sub. Nts.,
Series B, 7/15/06                                           (3)               125,000        140,000
----------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.50% Sr. Sub. Nts.,
Series B, 8/1/04                                                              125,000        133,125
----------------------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp., 9.875%
Sr. Sub. Nts., Series B, 10/15/07                                             125,000        130,937
----------------------------------------------------------------------------------------------------
Casino America, Inc., 12.50% Sr. Nts., 8/1/03                                 125,000        139,062
----------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp.,
13% First Mtg. Nts., Series B, 8/15/03                                        250,000        291,250
----------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.375% Nts., 6/1/02                                       50,000         50,547
----------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.875% Sr. Nts., 7/15/07                                125,000        139,219
----------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                           125,000        134,062
----------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority
(Connecticut), 13.50% Sr.
Sec. Nts., Series B, 11/15/02                                                  50,000         63,750
----------------------------------------------------------------------------------------------------
Players International, Inc., 10.875% Sr. Nts., 4/15/05                        125,000        136,250
----------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 9.25% First Mtg. Bonds, 1/15/06                      125,000        132,500
----------------------------------------------------------------------------------------------------
Rio Hotel & Casino, Inc., 10.625% Sr. Sub. Nts., 7/15/05                      100,000        108,000
----------------------------------------------------------------------------------------------------
Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00    (3)                91,000         89,180
----------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.375% Unsec. Nts., 3/1/06     (2)                50,000         49,875
                                                                                         -----------
                                                                                           1,737,757
----------------------------------------------------------------------------------------------------
MEDIA - 2.0%
----------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 10.50%
Sr. Unsec. Nts., Series B, 7/15/04                                            125,000        136,875
----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 9.75%
Sr. Sub. Debs., Series B, 11/30/07                                            100,000        105,250
----------------------------------------------------------------------------------------------------
Australis Media Ltd., 1.75% Gtd. Sr.
Sec. Disc. Nts., 5/15/03                                    (6)               152,564         22,122
----------------------------------------------------------------------------------------------------
Cablevision Systems Corp. Holdings,
Inc., 9.875% Sr. Sub. Debs., 2/15/13                                           75,000         83,062
----------------------------------------------------------------------------------------------------
Comcast Corp., 9.375% Sr. Sub. Debs., 5/15/05                                 100,000        106,500
----------------------------------------------------------------------------------------------------
EchoStar Satellite Broadcasting
Corp., 0%/13.125% Sr. Sec. Disc. Nts., 3/15/04              (5)               100,000         92,000
----------------------------------------------------------------------------------------------------
Falcon Holding Group LP, 0%/9.285%
Sr. Disc. Debs., 4/15/10                                    (2)(5)            125,000         79,687
----------------------------------------------------------------------------------------------------
Fox/Liberty Networks LLC, 8.875% Sr. Nts., 8/15/07                             50,000         51,500
----------------------------------------------------------------------------------------------------
James Cable Partners LP, 10.75%
Sr. Nts., Series B, 8/15/04                                                   125,000        132,187
----------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625%
Sr. Sub. Nts., 9/15/07                                                        125,000        127,500
----------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.875%
Sr. Nts., 7/15/07                                                             125,000        126,562
----------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 10%
Sr. Sub. Nts., 9/30/05                                                        100,000        107,750
----------------------------------------------------------------------------------------------------
TCI Satellite Entertainment, Inc., 10.875%
Sr. Sub. Nts., 2/15/07                                                         75,000         80,250


23 Oppenheimer LifeSpan Funds



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Balanced Fund
                                                                        FACE            MARKET VALUE
                                                                        AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
----------------------------------------------------------------------------------------------------
TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                              $  125,000     $  137,526
----------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75%
Sr. Disc. Nts., Series B, 2/15/08                           (5)                               95,062
                                                                                         -----------
                                                                                           1,483,833
----------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 0.2%
----------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 10%
Sr. Nts., 2/15/01                                                              40,000         43,827
----------------------------------------------------------------------------------------------------
Price/Costco Cos., Inc., 7.125%
Sr. Nts., 6/15/05                                                              90,000         93,774
                                                                                         -----------
                                                                                             137,601
----------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 0.1%
----------------------------------------------------------------------------------------------------
K Mart Corp., 7.75% Debs., 10/1/12                                            100,000        100,317
----------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 2.2%
----------------------------------------------------------------------------------------------------
FOOD - 0.7%
----------------------------------------------------------------------------------------------------
AmeriServe Food Distribution, Inc.,
8.875% Sr. Nts., 10/15/06                                                     125,000        128,125
----------------------------------------------------------------------------------------------------
Dairy Mart Convenience Stores, Inc., 10.25%
Sr. Sub. Nts., 3/15/04                                                        100,000         99,500
----------------------------------------------------------------------------------------------------
Dole Food Distributing, Inc., 6.75% Nts., 7/15/00                             120,000        121,549
----------------------------------------------------------------------------------------------------
Jitney-Jungle Stores of America, Inc.,
12% Gtd. Sr. Nts., 3/1/06                                                     150,000        168,375
                                                                                         -----------
                                                                                             517,549
----------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 0.2%
----------------------------------------------------------------------------------------------------
Integrated Health Services, Inc., 9.50%
Sr. Sub. Nts., 9/15/07                                                        100,000        104,250
----------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.9%
----------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 9% Gtd. Sr. Nts., 2/15/06                          100,000        104,500
----------------------------------------------------------------------------------------------------
Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                           120,000        116,070
----------------------------------------------------------------------------------------------------
Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06                       125,000        138,750
----------------------------------------------------------------------------------------------------
Mariner Health Group, Inc., 9.50% Sr. Sub. Nts.,
Series B, 4/1/06                                            (3)               125,000        132,812
----------------------------------------------------------------------------------------------------
Paracelsus Healthcare Corp., 10% Sr. Unsec.
Sub. Nts., 8/15/06                                                            100,000        104,000
----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8% Sr. Nts., 1/15/05                                   75,000         77,250
                                                                                         -----------
                                                                                             673,382
----------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.4%
----------------------------------------------------------------------------------------------------
Dyersburg Corp., 9.75% Sr. Unsec. Sub. Nts., 9/1/07                           100,000        103,750
----------------------------------------------------------------------------------------------------
Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                     65,000         70,634
----------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625% Sr. Nts., 2/1/08     (2)               125,000        125,313
                                                                                         -----------
                                                                                             299,697
----------------------------------------------------------------------------------------------------
ENERGY - 1.3%
----------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.6%
----------------------------------------------------------------------------------------------------
Coastal Corp.:
8.125% Sr. Nts., 9/15/02                                                       65,000         69,420
8.75% Sr. Nts., 5/15/99                                                        35,000         35,954
----------------------------------------------------------------------------------------------------
Forcenergy, Inc., 8.50% Sr. Sub. Nts., Series B, 2/15/07                      125,000        123,125
----------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                         75,000         82,083
----------------------------------------------------------------------------------------------------
Transamerican Energy Corp., 11.50% Sr. Nts., Series B, 6/15/02                 75,000         73,500
----------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.25%
Sr. Unsec. Debs., 2/1/06                                                       75,000         74,157
                                                                                         -----------
                                                                                             458,239
----------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 0.7%
----------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp./CDN Abraxas Petroleum Ltd., 11.50%
Sr. Nts., 11/1/04                                           (2)               100,000        104,750
----------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd.:
8.25% Sr. Nts., 3/15/17                                                        75,000         80,614
9% Debs., 8/15/99                                                              75,000         77,223
----------------------------------------------------------------------------------------------------
HS Resources, Inc., 9.25% Sr. Sub. Nts., 11/15/06                             125,000        128,750
----------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                75,000         80,422


24 Oppenheimer LifeSpan Funds



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Balanced Fund
                                                                        FACE            MARKET VALUE
                                                                        AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
OIL-INTEGRATED (CONTINUED)
----------------------------------------------------------------------------------------------------
Standard Oil/British Petroleum Co. plc, 9% Debs., 6/1/19                 $     65,000   $     66,961
                                                                                        ------------
                                                                                             538,720
----------------------------------------------------------------------------------------------------
FINANCIAL - 2.0%
----------------------------------------------------------------------------------------------------
BANKS - 0.4%
----------------------------------------------------------------------------------------------------
Citicorp, 5.625% Sr. Nts., 2/15/01                                             65,000         64,092
----------------------------------------------------------------------------------------------------
Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                      110,000        121,559
----------------------------------------------------------------------------------------------------
Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                             110,000        111,076
                                                                                         -----------
                                                                                             296,727
----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 1.1%
----------------------------------------------------------------------------------------------------
American General Finance Corp., 8.50% Sr. Nts., 8/15/98                        45,000         45,310
----------------------------------------------------------------------------------------------------
American General Institutional Capital B,

8.125% Bonds, Series B, 3/15/46                             (2)                75,000         84,523
----------------------------------------------------------------------------------------------------
Capital One Financial Corp.:
6.83% Sr. Nts., 5/17/99                                                        50,000         50,427
7.25% Nts., 12/1/03                                                            40,000         40,629
----------------------------------------------------------------------------------------------------
Chelsea GCA Realty Partner, Inc.,
7.75% Gtd. Unsec. Unsub. Nts., 1/26/01                                         50,000         51,380
----------------------------------------------------------------------------------------------------
Commercial Credit Co., 5.55% Unsec. Nts., 2/15/01                             110,000        108,503
----------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc.,
6.05% Gtd. Medium-Term Nts., Series D, 3/1/01                                  65,000         64,769
----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625% Nts., 2/15/01                         125,000        123,786
----------------------------------------------------------------------------------------------------
Golden West Financial Corp., 8.625% Sub. Nts., 8/30/98                         35,000         35,301
----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.50% Nts., 4/1/01                                 100,000        101,323
----------------------------------------------------------------------------------------------------
Olympic Financial Ltd., Units
(each unit consists of $1,000 principal amount
of 11.50% sr. nts., 3/15/07 and one warrant to
purchase 6.84 shares of common stock)                       (7)               125,000        124,063
                                                                                         -----------
                                                                                             830,014
----------------------------------------------------------------------------------------------------
INSURANCE - 0.5%
----------------------------------------------------------------------------------------------------
Cigna Corp., 7.90% Nts., 12/14/98                                             120,000        121,371
----------------------------------------------------------------------------------------------------
Conseco Financing Trust III, 8.796% Bonds, 4/1/27                             100,000        111,985
----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.75% Nts., 4/15/01                        110,000        112,052
                                                                                         -----------
                                                                                             345,408
----------------------------------------------------------------------------------------------------
INDUSTRIAL - 2.2%
----------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.2%
----------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 10.875% Sr. Nts., 5/15/99     (3)               100,000        104,750
----------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.7%
----------------------------------------------------------------------------------------------------
Applied Extrusion Technologies, Inc.,
11.50% Sr. Nts., Series B, 4/1/02                                             125,000        133,750
----------------------------------------------------------------------------------------------------
Employee Solutions, Inc., 10% Sr. Nts., 10/15/04            (2)               125,000        119,375
----------------------------------------------------------------------------------------------------
Jordan Telecommunication Products, Inc.,
9.875% Sr. Nts., Series B, 8/1/07                                              50,000         53,000
----------------------------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01                                          125,000        131,892
----------------------------------------------------------------------------------------------------
USI American Holdings, Inc.,
7.25% Gtd. Sr. Nts., Series B, 12/1/06                                         80,000         82,330
                                                                                         -----------
                                                                                             520,347
----------------------------------------------------------------------------------------------------
MANUFACTURING - 0.9%
----------------------------------------------------------------------------------------------------
Day International Group, Inc.,
11.125% Sr. Sub. Nts., Series B, 6/1/05                     (3)               100,000        108,500
----------------------------------------------------------------------------------------------------
Interlake Corp., 12.125% Sr. Sub. Debs., 3/1/02                               100,000        103,500
----------------------------------------------------------------------------------------------------
International Wire Group, Inc.,
11.75% Sr. Sub. Nts., 6/1/05                                                  100,000        110,500
----------------------------------------------------------------------------------------------------
Jordan Industries, Inc.,
10.375% Sr. Nts., Series B, 8/1/07                                            125,000        130,625
----------------------------------------------------------------------------------------------------
Specialty Equipment Co.,
11.375% Sr. Sub. Nts., 12/1/03                                                100,000        108,250
----------------------------------------------------------------------------------------------------
Titan Wheel International, Inc.,
8.75% Sr. Sub. Nts., 4/1/07                                                   100,000        103,750
                                                                                         -----------
                                                                                             665,125


25 Oppenheimer LifeSpan Funds



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Balanced Fund
                                                                        FACE            MARKET VALUE
                                                                        AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.4%
----------------------------------------------------------------------------------------------------
CSX Corp., 7.05% Debs., 5/1/02                                              $  70,000      $  71,630
----------------------------------------------------------------------------------------------------
Norfolk Southern Corp., 7.35% Nts., 5/15/07                                    75,000         79,793
----------------------------------------------------------------------------------------------------
Union Pacific Corp., 7% Nts., 6/15/00                                         105,000        106,672
                                                                                         -----------
                                                                                             258,095
----------------------------------------------------------------------------------------------------
TECHNOLOGY - 3.4%
----------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.1%
----------------------------------------------------------------------------------------------------
GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                 100,000        101,750
----------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 0.5%
----------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Nts., 12/15/07         (2)               100,000        110,500
----------------------------------------------------------------------------------------------------
DII Group, Inc., 8.50% Sr. Sub. Nts., 9/15/07                                 125,000        125,938
----------------------------------------------------------------------------------------------------
Unisys Corp., 12% Sr. Nts., Series B, 4/15/03                                 100,000        113,500
                                                                                         -----------
                                                                                             349,938
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 2.8%
----------------------------------------------------------------------------------------------------
American Communications Services, Inc.,
0%/13% Sr. Disc. Nts., 11/1/05                              (5)               125,000        105,313
----------------------------------------------------------------------------------------------------
Centennial Cellular Corp., 10.125% Sr. Nts., 5/15/05                           75,000         84,000
----------------------------------------------------------------------------------------------------
Century Communications, Inc., Zero Coupon
Sr. Disc. Nts., 8.50%, 1/15/08                              (8)               100,000         44,000
----------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd.,
0%/11.20% Sr. Disc. Debs., 11/15/07                         (5)               125,000        102,188
----------------------------------------------------------------------------------------------------
Diamond Cable Communications plc,
0%/10.75% Sr. Disc. Nts., 2/15/07                           (5)               125,000         88,750
----------------------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05     (5)               125,000        101,094
----------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 0%/11.25%
Sr. Disc. Nts., Series B, 7/15/07                           (5)               125,000         92,500
----------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50%
Sr. Deferred Coupon Nts., Series B, 2/1/06                  (5)               250,000        200,000
----------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Nts., 5/1/08       (2)               125,000        123,672
----------------------------------------------------------------------------------------------------
McCaw International Ltd., 0%/13% Sr. Disc. Nts., 4/15/07    (5)               100,000         68,000
----------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 0%/10.50% Sr. Disc. Nts., 3/1/07           (5)               100,000         74,750
----------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., 0%/14%
Sr. Disc. Nts., Series B, 6/1/06                            (5)               125,000         93,438
----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 0%/9.75%
Sr. Disc. Nts., 8/15/04                                     (5)               200,000        193,500
----------------------------------------------------------------------------------------------------
Price Communications Cellular Holdings, Inc.,
0%/13.50% Sr. Disc. Nts., Series B, 8/1/07                  (5)               150,000        104,250
----------------------------------------------------------------------------------------------------
RSL Communications plc, 9.125% Sr. Nts., 3/1/08             (2)               100,000        101,000
----------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum
Finance Corp., 11% Sr. Nts., 8/15/06                                          100,000        115,000
----------------------------------------------------------------------------------------------------
Teleport Communications Group, Inc.:
0%/11.125% Sr. Disc. Nts., 7/1/07                           (5)                50,000         43,250
9.875% Sr. Nts., 7/1/06                                                        50,000         57,250
----------------------------------------------------------------------------------------------------
U S West Capital Funding, Inc., 6.85% Gtd. Nts., 1/15/02                      175,000        177,826
----------------------------------------------------------------------------------------------------
Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07                          100,000        108,750
                                                                                         -----------
                                                                                           2,078,531
----------------------------------------------------------------------------------------------------
UTILITIES - 0.7%
----------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.4%
----------------------------------------------------------------------------------------------------
AES Corp., 8.50% Sr. Sub. Nts., 11/1/07                                        50,000         51,500
----------------------------------------------------------------------------------------------------
Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                     180,000        182,261
----------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                75,000         80,165
                                                                                         -----------
                                                                                             313,926
----------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 0.3%
----------------------------------------------------------------------------------------------------
Ameritech Capital Funding Corp., 5.65% Gtd.
Nts., 1/15/01                                                                 100,000         99,107


26 Oppenheimer LifeSpan Funds



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Balanced Fund
                                                                        FACE            MARKET VALUE
                                                                        AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES (CONTINUED)
----------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                 $    125,000   $    130,313
                                                                                        ------------
                                                                                             229,420
                                                                                        ------------

Total Non-Convertible Corporate Bonds and Notes (Cost $14,123,414)                        14,700,485

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES - 0.1%
----------------------------------------------------------------------------------------------------
Geotek Communications, Inc., 12% Cv.
Sr. Sub. Nts., 2/15/01                                      (3)               100,000         49,500
----------------------------------------------------------------------------------------------------
NationsBank Corp., 8.50% Exchangeable Sub. Nts., 3/1/99                        40,000         40,828
                                                                                        ------------

Total Convertible Corporate Bonds and Notes (Cost $134,792)                                   90,328


----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 7.5%
----------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank,
5.52%, dated 4/30/98, to be repurchased at $5,528,848
on 5/1/98, collateralized by U.S. Treasury Nts., 7%,
7/15/06, with a value of $5,649,764 (Cost $5,528,000)                       5,528,000      5,528,000

----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $62,374,089)                                   99.7%    73,784,944
----------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                   0.3        192,765
                                                                         ------------   ------------
NET ASSETS                                                                      100.0%  $ 73,977,709
                                                                         ------------   ------------
                                                                         ------------   ------------

1. Non-income producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,014,435 or 1.37% of the Fund's net assets as of April 30, 1998.
3. Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
6. Represents the current interest rate for an increasing rate security.
7. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
8. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
See accompanying Notes to Financial Statements.


27 Oppenheimer LifeSpan Funds


----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS APRIL 30, 1998 (UNAUDITED)
Oppenheimer LifeSpan Growth Fund
                                                                                        MARKET VALUE
                                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 74.8%
----------------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.3%
----------------------------------------------------------------------------------------------------
CHEMICALS - 0.8%
----------------------------------------------------------------------------------------------------
Dexter Corp.                                                                    5,500   $    227,219
----------------------------------------------------------------------------------------------------
Ethyl Corp.                                                                    18,000        137,250
----------------------------------------------------------------------------------------------------
Fuji Photo Film Co.                                         (1)                 2,000         71,293
----------------------------------------------------------------------------------------------------
IMC Global, Inc.                                                                3,149        113,364
                                                                                        ------------
                                                                                             549,126
----------------------------------------------------------------------------------------------------
METALS - 0.6%
----------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                      4,100        238,056
----------------------------------------------------------------------------------------------------
ROHN Industries, Inc.                                                          27,300        147,591
                                                                                        ------------
                                                                                             385,647
----------------------------------------------------------------------------------------------------
PAPER - 0.9%
----------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico SA, Cl. A                                             17,000         82,802
----------------------------------------------------------------------------------------------------
Union Camp Corp.                                                                6,900        416,587
----------------------------------------------------------------------------------------------------
Unisource Worldwide, Inc.                                                       9,300        117,994
                                                                                        ------------
                                                                                             617,383
----------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 11.3%
----------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 2.0%
----------------------------------------------------------------------------------------------------
Bridgestone Corp.                                                               4,000         91,425
----------------------------------------------------------------------------------------------------
Cornerstone Properties, Inc.                                                   11,400        205,200
----------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc.                       (1)                 5,500        103,812
----------------------------------------------------------------------------------------------------
Federal-Mogul Corp.                                                             3,100        200,531
----------------------------------------------------------------------------------------------------
Lear Corp.                                                  (1)                 2,400        128,550
----------------------------------------------------------------------------------------------------
Meditrust Corp., Paired Stock                                                   4,926        148,088
----------------------------------------------------------------------------------------------------
Republic Industries, Inc.                                   (1)                 3,400         94,562
----------------------------------------------------------------------------------------------------
Tower Realty Trust, Inc.                                                        6,800        160,650
----------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                 2,800        201,600
                                                                                        ------------
                                                                                           1,334,418
----------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 3.1%
----------------------------------------------------------------------------------------------------
Alaska Air Group, Inc.                                      (1)                 2,200        123,475
----------------------------------------------------------------------------------------------------
America West Holdings Corp., Cl. B                          (1)                 5,200        157,300
----------------------------------------------------------------------------------------------------
American Skiing Corp.                                       (1)                 8,600        133,300
----------------------------------------------------------------------------------------------------
AMR Corp.                                                   (1)                 1,900        289,512
----------------------------------------------------------------------------------------------------
CDL Hotels International Ltd.                                                 330,000        101,181
----------------------------------------------------------------------------------------------------
Coach USA, Inc.                                             (1)                 3,000        142,312
----------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.                                                             900        104,625
----------------------------------------------------------------------------------------------------
Granada Group plc                                                              10,000        172,216
----------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                    4,700        173,019
----------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                    (1)                 2,300         87,687
----------------------------------------------------------------------------------------------------
Piccadilly Cafeterias, Inc.                                                     8,700        114,731
----------------------------------------------------------------------------------------------------
Prime Hospitality Corp.                                     (1)                 6,500        134,469
----------------------------------------------------------------------------------------------------
Vistana, Inc.                                               (1)                12,300        310,575
                                                                                        ------------
                                                                                           2,044,402
----------------------------------------------------------------------------------------------------
MEDIA - 1.3%
----------------------------------------------------------------------------------------------------
Applied Graphics Technologies, Inc.                         (1)                 6,200        310,000
----------------------------------------------------------------------------------------------------
Benpres Holdings Corp., GDR                              (1)(2)                 2,400          8,608
----------------------------------------------------------------------------------------------------
Benpres Holdings Corp., Sponsored GDR                       (1)                 6,000         21,519
----------------------------------------------------------------------------------------------------
Emmis Broadcasting Corp., Cl. A                             (1)                 2,300        119,025
----------------------------------------------------------------------------------------------------
Reed International plc                                                         10,000         88,365
----------------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                                     28,000         71,572


28 Oppenheimer LifeSpan Funds


----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Growth Fund
                                                                                        MARKET VALUE
                                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
----------------------------------------------------------------------------------------------------
VNU - Verenigde Nederlandse Uitgeverbedrijven
Verenigd Bezit                                                                  4,000   $    129,472
----------------------------------------------------------------------------------------------------
Wolters Kluwer NV                                                               1,000        130,709
                                                                                        ------------
                                                                                             879,270
----------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 2.8%
----------------------------------------------------------------------------------------------------
Circle K Japan Co. Ltd.                                                         1,320         54,446
----------------------------------------------------------------------------------------------------
Dayton Hudson Corp.                                                             2,000        174,625
----------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                           (1)                 3,600        177,075
----------------------------------------------------------------------------------------------------
Fruit of the Loom, Inc., Cl. A                              (1)                 4,000        149,500
----------------------------------------------------------------------------------------------------
Ito-Yokado Co. Ltd.                                                             2,000        103,686
----------------------------------------------------------------------------------------------------
K Mart Corp.                                                (1)                 5,000         87,187
----------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                             2,000         98,375
----------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                 1,400         91,612
----------------------------------------------------------------------------------------------------
Penney (J.C.) Co., Inc.                                                         7,000        497,437
----------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                             7,700        456,706
                                                                                        ------------
                                                                                           1,890,649
----------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 2.1%
----------------------------------------------------------------------------------------------------
Brown Group, Inc.                                                               9,300        148,219
----------------------------------------------------------------------------------------------------
Brylane, Inc.                                               (1)                 1,400         82,250
----------------------------------------------------------------------------------------------------
Dickson Concepts International Ltd.                                            42,000         58,017
----------------------------------------------------------------------------------------------------
Guitar Center, Inc.                                         (1)                 5,100        145,350
----------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                                   3,000        156,225
----------------------------------------------------------------------------------------------------
Inacom Corp.                                                (1)                 3,300        118,181
----------------------------------------------------------------------------------------------------
Koninklijke Ahold NV                                                            4,500        140,311
----------------------------------------------------------------------------------------------------
Kroll-O'Gara Co. (The)                                      (1)                 4,300         91,644
----------------------------------------------------------------------------------------------------
New England Business Service, Inc.                                              6,600        219,037
----------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc.                                    (1)                 2,000        143,000
----------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                          (1)                 2,400        123,450
                                                                                        ------------
                                                                                           1,425,684
----------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 10.8%
----------------------------------------------------------------------------------------------------
BEVERAGES - 0.3%
----------------------------------------------------------------------------------------------------
Embotelladora Andina SA, Series B, Sponsored ADR                                3,400         68,850
----------------------------------------------------------------------------------------------------
Scottish & Newcastle plc                                                        9,000        134,830
                                                                                        ------------
                                                                                             203,680
----------------------------------------------------------------------------------------------------
FOOD - 1.8%
----------------------------------------------------------------------------------------------------
Colruyt SA                                                                        250        151,891
----------------------------------------------------------------------------------------------------
Groupe Danone                                                                     850        200,573
----------------------------------------------------------------------------------------------------
Jeronimo Martins & Filho SA                                                     2,500        115,357
----------------------------------------------------------------------------------------------------
Kroger Co.                                                  (1)                 5,200        217,750
----------------------------------------------------------------------------------------------------
Nestle SA                                                                          70        135,805
----------------------------------------------------------------------------------------------------
Safeway, Inc.                                               (1)                 3,800        145,350
----------------------------------------------------------------------------------------------------
United Natural Foods, Inc.                                  (1)                 4,000        113,000
----------------------------------------------------------------------------------------------------
William Morrison Supermarkets plc                                              31,000        137,355
                                                                                        ------------
                                                                                           1,217,081
----------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 3.4%
----------------------------------------------------------------------------------------------------
Fresenius AG, Preference                                                          700        169,490
----------------------------------------------------------------------------------------------------
Gedeon Richter Ltd., GDR                                    (2)                 1,000        107,132
----------------------------------------------------------------------------------------------------
Incyte Pharmaceuticals, Inc.                                (1)                 3,400        153,000
----------------------------------------------------------------------------------------------------
Jones Medical Industries, Inc.                                                  5,100        150,450
----------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A                         (1)                 6,900        294,975
----------------------------------------------------------------------------------------------------
Novartis AG                                                                       105        173,607


29 Oppenheimer LifeSpan Fund



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Growth Fund
                                                                                        MARKET VALUE
                                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS (CONTINUED)
----------------------------------------------------------------------------------------------------
Novo-Nordisk AS, B Shares                                                       1,200   $    194,646
----------------------------------------------------------------------------------------------------
PharMerica, Inc.                                            (1)                11,800        163,725
----------------------------------------------------------------------------------------------------
Roche Holding AG                                                                   15        152,056
----------------------------------------------------------------------------------------------------
Sanofi SA                                                                       1,100        133,255
----------------------------------------------------------------------------------------------------
Schering AG                                                                     1,075        115,438
----------------------------------------------------------------------------------------------------
SKW Trostberg AG                                                                3,750        128,518
----------------------------------------------------------------------------------------------------
Takeda Chemical Industries Ltd.                                                 4,000        114,433
----------------------------------------------------------------------------------------------------
Zeneca Group plc                                                                4,250        183,051
                                                                                        ------------
                                                                                           2,233,776
----------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 3.7%
----------------------------------------------------------------------------------------------------
Alternative Living Services, Inc.                           (1)                 6,100        213,500
----------------------------------------------------------------------------------------------------
Concentra Managed Care, Inc.                                (1)                 6,600        205,425
----------------------------------------------------------------------------------------------------
FPA Medical Management, Inc.                                (1)                10,200        127,500
----------------------------------------------------------------------------------------------------
HealthCare Financial Partners, Inc.                         (1)                 3,600        181,350
----------------------------------------------------------------------------------------------------
Luxottica Group SpA, Sponsored ADR                                             10,000        166,875
----------------------------------------------------------------------------------------------------
National Surgery Centers, Inc.                              (1)                10,100        286,587
----------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.                               (1)                 5,500        232,031
----------------------------------------------------------------------------------------------------
Province Healthcare Co.                                     (1)                 1,800         49,725
----------------------------------------------------------------------------------------------------
Renal Care Group, Inc.                                      (1)                 4,700        179,775
----------------------------------------------------------------------------------------------------
Rural/Metro Corp.                                           (1)                 7,800        253,500
----------------------------------------------------------------------------------------------------
SmithKline Beecham plc                                                         17,724        211,294
----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.                                      (1)                 5,210        195,049
----------------------------------------------------------------------------------------------------
Trex Medical Corp.                                          (1)                 6,800        129,200
----------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.                             (1)                   900         64,912
                                                                                        ------------
                                                                                           2,496,723
----------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 1.6%
----------------------------------------------------------------------------------------------------
Dial Corp. (The)                                                                6,400        156,000
----------------------------------------------------------------------------------------------------
Fort James Corp.                                                                7,125        353,578
----------------------------------------------------------------------------------------------------
L'OREAL                                                                           375        178,846
----------------------------------------------------------------------------------------------------
Premark International, Inc.                                                     5,800        193,575
----------------------------------------------------------------------------------------------------
Reckitt & Colman plc                                                           10,000        201,476
                                                                                        ------------
                                                                                           1,083,475
----------------------------------------------------------------------------------------------------
ENERGY - 4.0%
----------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.7%
----------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                                                 4,300        217,687
----------------------------------------------------------------------------------------------------
Global Marine, Inc.                                         (1)                 2,800         65,975
----------------------------------------------------------------------------------------------------
Gulf Island Fabrication, Inc.                               (1)                 3,900         90,675
----------------------------------------------------------------------------------------------------
Tidewater, Inc.                                                                 2,600        103,025
                                                                                        ------------
                                                                                             477,362
----------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 3.3%
----------------------------------------------------------------------------------------------------
Amoco Corp.                                                                     3,600        159,300
----------------------------------------------------------------------------------------------------
Atlantic Richfield Co.                                                          3,400        265,200
----------------------------------------------------------------------------------------------------
Chevron Corp.                                                                   3,300        272,869
----------------------------------------------------------------------------------------------------
Cliffs Drilling Co.                                         (1)                 1,400         69,037
----------------------------------------------------------------------------------------------------
Exxon Corp.                                                                     6,400        466,800
----------------------------------------------------------------------------------------------------
Mobil Corp.                                                                     4,700        371,300
----------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                      6,300        185,456
----------------------------------------------------------------------------------------------------
Patterson Energy, Inc.                                      (1)                 5,700         79,800
----------------------------------------------------------------------------------------------------
Quinenco SA, ADR                                            (1)                 3,000         30,937
----------------------------------------------------------------------------------------------------
Shell Transport & Trading Co. plc                                              16,000        118,913


30 Oppenheimer LifeSpan Fund



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Growth Fund
                                                                                        MARKET VALUE
                                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------
OIL-INTEGRATED (CONTINUED)
----------------------------------------------------------------------------------------------------
Total SA, B Shares                                                              1,641   $    194,975
                                                                                        ------------
                                                                                           2,214,587
----------------------------------------------------------------------------------------------------
FINANCIAL - 12.2%
----------------------------------------------------------------------------------------------------
BANKS - 5.0%
----------------------------------------------------------------------------------------------------
Banco Bradesco SA, Preference                                               6,400,000         58,740
----------------------------------------------------------------------------------------------------
Banco Popular Espanol SA                                                        2,020        165,666
----------------------------------------------------------------------------------------------------
Bank Handlowy W Warszawie GDR                               (1)                 3,900         74,490
----------------------------------------------------------------------------------------------------
BankAmerica Corp.                                                               4,100        348,500
----------------------------------------------------------------------------------------------------
BankBoston Corp.                                                                5,400        582,862
----------------------------------------------------------------------------------------------------
Bayerische Vereinsbank AG                                   (1)                 2,000        149,345
----------------------------------------------------------------------------------------------------
Credit Suisse Group                                                               750        165,007
----------------------------------------------------------------------------------------------------
Credito Italiano SpA                                        (1)                24,000        126,098
----------------------------------------------------------------------------------------------------
First Union Corp.                                                               4,000        241,500
----------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                           19,000        284,483
----------------------------------------------------------------------------------------------------
Mitsubishi Trust & Banking Corp.                                                8,000         76,288
----------------------------------------------------------------------------------------------------
NationsBank Corp.                                                               3,800        287,850
----------------------------------------------------------------------------------------------------
Nordbanken Holding AB                                                          26,000        191,502
----------------------------------------------------------------------------------------------------
Thai Farmers Bank Public Co. Ltd.                           (1)                45,000        102,973
----------------------------------------------------------------------------------------------------
Union Bank of Switzerland                                                         450        144,456
----------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                 900        331,650
                                                                                        ------------
                                                                                           3,331,410
----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 3.7%
----------------------------------------------------------------------------------------------------
AMRESCO, Inc.                                               (1)                10,000        362,500
----------------------------------------------------------------------------------------------------
Camden Property Trust                                                           6,100        178,806
----------------------------------------------------------------------------------------------------
Capstone Capital Corp.                                                          7,500        179,063
----------------------------------------------------------------------------------------------------
Cattles plc                                                                    19,000        203,474
----------------------------------------------------------------------------------------------------
Haw Par Brothers International Ltd.                                            46,000         52,870
----------------------------------------------------------------------------------------------------
Health & Retirement Properties Trust                                            8,200        159,900
----------------------------------------------------------------------------------------------------
ING Groep NV                                                                    2,752        178,834
----------------------------------------------------------------------------------------------------
Lend Lease Corp. Ltd.                                                           4,000         91,421
----------------------------------------------------------------------------------------------------
Money Store, Inc. (The)                                                         1,700         55,888
----------------------------------------------------------------------------------------------------
Morgan Stanley, Dean Witter & Co.                                               2,000        157,750
----------------------------------------------------------------------------------------------------
Nichiei Co. Ltd.                                                                1,100         85,749
----------------------------------------------------------------------------------------------------
Northern Rock plc                                           (1)                18,000        184,489
----------------------------------------------------------------------------------------------------
Perlis Plantations Berhad                                                      32,500         45,622
----------------------------------------------------------------------------------------------------
Promise Co. Ltd.                                                                1,600         81,374
----------------------------------------------------------------------------------------------------
Sirrom Capital Corp.                                                            7,300        218,088
----------------------------------------------------------------------------------------------------
Travelers Group, Inc.                                                           3,820        233,736
                                                                                        ------------
                                                                                           2,469,564
----------------------------------------------------------------------------------------------------
INSURANCE - 3.5%
----------------------------------------------------------------------------------------------------
Allstate Corp.                                                                  2,500        240,625
----------------------------------------------------------------------------------------------------
AXA SA                                                                          1,400        164,247
----------------------------------------------------------------------------------------------------
Chubb Corp.                                                                     2,400        189,450
----------------------------------------------------------------------------------------------------
Conseco, Inc.                                                                   6,400        317,600
----------------------------------------------------------------------------------------------------
Equitable Cos., Inc.                                                            3,600        220,950
----------------------------------------------------------------------------------------------------
HSB Group, Inc.                                                                 3,000        198,000
----------------------------------------------------------------------------------------------------
INSpire Insurance Solutions, Inc.                           (1)                 2,100         70,613
----------------------------------------------------------------------------------------------------
Irish Life plc                                                                  4,000         37,134
----------------------------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc.                               (1)                 6,500        245,781
----------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                             3,300        279,675


31 Oppenheimer LifeSpan Fund



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Growth Fund
                                                                                        MARKET VALUE
                                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------
INSURANCE (CONTINUED)
----------------------------------------------------------------------------------------------------
Torchmark Corp.                                                                 3,200   $    142,600
----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. A                                        4,900        205,800
                                                                                        ------------
                                                                                           2,312,475
----------------------------------------------------------------------------------------------------
INDUSTRIAL - 10.0%
----------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.3%
----------------------------------------------------------------------------------------------------
Siebe plc                                                                       8,000        178,703
----------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.2%
----------------------------------------------------------------------------------------------------
USG Corp.                                                   (1)                 3,000        154,125
----------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 4.8%
----------------------------------------------------------------------------------------------------
American Disposal Services, Inc.                            (1)                 7,100        284,666
----------------------------------------------------------------------------------------------------
Central Parking Corp.                                                           3,100        145,313
----------------------------------------------------------------------------------------------------
Computer Horizons Corp.                                     (1)                 7,600        288,325
----------------------------------------------------------------------------------------------------
Computer Task Group, Inc.                                                      10,000        388,750
----------------------------------------------------------------------------------------------------
Cyberonics, Inc.                                            (1)                 2,900         69,600
----------------------------------------------------------------------------------------------------
Eastern Environmental Services, Inc.                        (1)                10,100        263,863
----------------------------------------------------------------------------------------------------
Hays plc                                                                       14,000        237,474
----------------------------------------------------------------------------------------------------
Helix Technology Corp.                                                          5,100        102,000
----------------------------------------------------------------------------------------------------
Lamar Advertising Co., Cl. A                                (1)                 4,050        139,725
----------------------------------------------------------------------------------------------------
Metamor Worldwide, Inc.                                     (1)                 7,400        283,050
----------------------------------------------------------------------------------------------------
PMT Services, Inc.                                          (1)                 5,700        111,150
----------------------------------------------------------------------------------------------------
Renaissance Worldwide, Inc.                                 (1)                 6,000        107,625
----------------------------------------------------------------------------------------------------
Rental Service Corp.                                        (1)                 4,900        142,406
----------------------------------------------------------------------------------------------------
Tetra Tech, Inc.                                            (1)                 8,031        194,758
----------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A                 (1)                 6,300        264,600
----------------------------------------------------------------------------------------------------
Viad Corp.                                                                      5,700        147,131
                                                                                        ------------
                                                                                           3,170,436
----------------------------------------------------------------------------------------------------
MANUFACTURING - 3.9%
----------------------------------------------------------------------------------------------------
AGCO Corp.                                                                      3,100         82,925
----------------------------------------------------------------------------------------------------
Canon Sales Co., Inc.                                                             300          4,019
----------------------------------------------------------------------------------------------------
Case Corp.                                                                      2,500        158,906
----------------------------------------------------------------------------------------------------
Deere & Co.                                                                     3,200        187,000
----------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.                                                              3,500        161,219
----------------------------------------------------------------------------------------------------
ITEQ, Inc.                                                  (1)                 3,000         38,250
----------------------------------------------------------------------------------------------------
Mannesmann AG                                                                     350        275,788
----------------------------------------------------------------------------------------------------
PACCAR, Inc.                                                                   10,700        635,313
----------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                           2,900        129,413
----------------------------------------------------------------------------------------------------
Ricoh Co. Ltd.                                                                 10,000        103,761
----------------------------------------------------------------------------------------------------
SMC Corp.                                                                         500         41,626
----------------------------------------------------------------------------------------------------
Smiths Industries plc                                                          12,000        174,156
----------------------------------------------------------------------------------------------------
Textron, Inc.                                                                   4,600        359,950
----------------------------------------------------------------------------------------------------
U.S. Industries, Inc.                                                           9,300        252,263
                                                                                        ------------
                                                                                           2,604,589
----------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.8%
----------------------------------------------------------------------------------------------------
Brambles Industries Ltd.                                                        4,600         94,412
----------------------------------------------------------------------------------------------------
GATX Corp.                                                                      4,100        339,788
----------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc.                                     (1)                 2,500         77,500
                                                                                        ------------
                                                                                             511,700
----------------------------------------------------------------------------------------------------
TECHNOLOGY - 14.7%
----------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.4%
----------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                          9,000        380,250


32 Oppenheimer LifeSpan Fund



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Growth Fund
                                                                                        MARKET VALUE
                                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE (CONTINUED)
----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                           3,200   $    356,400
----------------------------------------------------------------------------------------------------
REMEC, Inc.                                                 (1)                 4,200        104,475
----------------------------------------------------------------------------------------------------
TriStar Aerospace Co.                                       (1)                 7,100        117,150
                                                                                        ------------
                                                                                             958,275
----------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 3.2%
----------------------------------------------------------------------------------------------------
Apex PC Solutions, Inc.                                     (1)                 4,100        122,488
----------------------------------------------------------------------------------------------------
Gateway 2000, Inc.                                          (1)                 2,000        117,375
----------------------------------------------------------------------------------------------------
Insight Enterprises, Inc.                                   (1)                 6,100        243,238
----------------------------------------------------------------------------------------------------
International Business Machines Corp.                                             900        104,288
----------------------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A                    (1)                 2,500        144,688
----------------------------------------------------------------------------------------------------
MTI Technology Corp.                                        (1)                 5,000         79,688
----------------------------------------------------------------------------------------------------
Network Appliance, Inc.                                     (1)                 7,500        270,469
----------------------------------------------------------------------------------------------------
Radiant Systems, Inc.                                       (1)                 5,100        114,750
----------------------------------------------------------------------------------------------------
Semtech Corp.                                               (1)                 6,000        143,250
----------------------------------------------------------------------------------------------------
Storage Technology Corp. (New)                              (1)                 3,800        320,863
----------------------------------------------------------------------------------------------------
Xerox Corp.                                                                     4,000        454,000
                                                                                        ------------
                                                                                           2,115,097
----------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 3.6%
----------------------------------------------------------------------------------------------------
Arbor Software Corp.                                        (1)                 2,600        122,363
----------------------------------------------------------------------------------------------------
Avid Technology, Inc.                                       (1)                   900         39,038
----------------------------------------------------------------------------------------------------
BEA Systems, Inc.                                           (1)                 5,200        115,700
----------------------------------------------------------------------------------------------------
Computer Management Sciences, Inc.                          (1)                 6,200        159,650
----------------------------------------------------------------------------------------------------
Dendrite International, Inc.                                (1)                 3,300        105,394
----------------------------------------------------------------------------------------------------
Diamond Technology Partners, Inc.                           (1)                 4,200        117,600
----------------------------------------------------------------------------------------------------
Envoy Corp.                                                 (1)                   600         25,275
----------------------------------------------------------------------------------------------------
JDA Software Group, Inc.                                    (1)                 3,200        161,800
----------------------------------------------------------------------------------------------------
Pegasystems, Inc.                                           (1)                 6,800        127,500
----------------------------------------------------------------------------------------------------
QuadraMed Corp.                                             (1)                 4,200        119,700
----------------------------------------------------------------------------------------------------
SAP AG, Preference                                                                700        349,903
----------------------------------------------------------------------------------------------------
Sapient Corp.                                               (1)                 1,100         54,313
----------------------------------------------------------------------------------------------------
Summit Design, Inc.                                         (1)                 8,000        123,500
----------------------------------------------------------------------------------------------------
Symantec Corp.                                              (1)                 1,400         40,600
----------------------------------------------------------------------------------------------------
Technology Solutions Co.                                    (1)                 9,450        303,581
----------------------------------------------------------------------------------------------------
Veritas Software Corp.                                      (1)                 2,850        156,038
----------------------------------------------------------------------------------------------------
Visio Corp.                                                 (1)                 3,800        188,100
----------------------------------------------------------------------------------------------------
Wind River Systems, Inc.                                    (1)                 2,600         90,025
                                                                                        ------------
                                                                                           2,400,080
----------------------------------------------------------------------------------------------------
ELECTRONICS - 3.5%
----------------------------------------------------------------------------------------------------
ATMI, Inc.                                                  (1)                 1,000         27,875
----------------------------------------------------------------------------------------------------
Bowthorpe plc                                                                  22,000        193,116
----------------------------------------------------------------------------------------------------
Electrocomponents plc                                                          15,000        145,840
----------------------------------------------------------------------------------------------------
Getronics NV                                                                    2,800        123,889
----------------------------------------------------------------------------------------------------
Hoshiden Corp.                                              (1)                 9,000        117,089
----------------------------------------------------------------------------------------------------
Keyence Corp.                                                                      60          8,092
----------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                                              5,000         80,224
----------------------------------------------------------------------------------------------------
Power-One, Inc.                                             (1)                 4,200         52,763
----------------------------------------------------------------------------------------------------
Rohm Co.                                                                        1,000        113,070
----------------------------------------------------------------------------------------------------
Royal Philips Electronics NV                                                    2,000        176,193
----------------------------------------------------------------------------------------------------
Sawtek, Inc.                                                (1)                 4,000        121,500
----------------------------------------------------------------------------------------------------
SCI Systems, Inc.                                           (1)                 1,400         57,663


33 Oppenheimer LifeSpan Fund



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Growth Fund
                                                                                        MARKET VALUE
                                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------
ELECTRONICS (CONTINUED)
----------------------------------------------------------------------------------------------------
Sony Corp.                                                                      2,100   $    174,987
----------------------------------------------------------------------------------------------------
TDK Corp.                                                                       1,000         79,164
----------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.                                 (1)                 4,650        268,247
----------------------------------------------------------------------------------------------------
VTech Holdings Ltd.                                                            60,000        210,688
----------------------------------------------------------------------------------------------------
Waters Corp.                                                (1)                 7,000        374,500
                                                                                        ------------
                                                                                           2,324,900
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 3.0%
----------------------------------------------------------------------------------------------------
DSP Communications, Inc.                                    (1)                 6,300        105,131
----------------------------------------------------------------------------------------------------
Inter-Tel, Inc.                                                                 5,900        139,388
----------------------------------------------------------------------------------------------------
Matsushita Communication Industrial Co.                                         4,000        118,368
----------------------------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.                                                 17        149,247
----------------------------------------------------------------------------------------------------
P-COM, Inc.                                                 (1)                 9,500        187,031
----------------------------------------------------------------------------------------------------
Pacific Gateway Exchange, Inc.                              (1)                 4,600        262,200
----------------------------------------------------------------------------------------------------
SK Telecommunications Co. Ltd., ADR                                               219          1,629
----------------------------------------------------------------------------------------------------
Tekelec                                                     (1)                 4,300        216,075
----------------------------------------------------------------------------------------------------
Telecom Italia Mobile SpA                                                      26,250        149,623
----------------------------------------------------------------------------------------------------
Telecom Italia SpA                                          (1)                18,000        134,597
----------------------------------------------------------------------------------------------------
Uniphase Corp.                                              (1)                 3,400        184,450
----------------------------------------------------------------------------------------------------
Vodafone Group plc                                                             29,000        319,294
                                                                                        ------------
                                                                                           1,967,033
----------------------------------------------------------------------------------------------------
UTILITIES - 9.5%
----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.8%
----------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                               4,961        287,118
----------------------------------------------------------------------------------------------------
Edison International                                                            4,900        146,081
----------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                 7,700        477,881
----------------------------------------------------------------------------------------------------
Illinova Corp.                                                                  5,300        161,981
----------------------------------------------------------------------------------------------------
Kansas City Power & Light Co.                                                   6,700        199,325
----------------------------------------------------------------------------------------------------
United Utilities plc                                                           14,000        195,457
----------------------------------------------------------------------------------------------------
Veba AG                                                                         3,000        197,771
----------------------------------------------------------------------------------------------------
Western Resources, Inc.                                                         5,000        195,313
                                                                                        ------------
                                                                                           1,860,927
----------------------------------------------------------------------------------------------------
GAS UTILITIES - 2.0%
----------------------------------------------------------------------------------------------------
Columbia Energy Group                                                           2,600        211,250
----------------------------------------------------------------------------------------------------
El Paso Natural Gas Co.                                                        10,800        398,925
----------------------------------------------------------------------------------------------------
MCN Energy Group, Inc.                                                          5,200        196,300
----------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                           4,800        220,800
----------------------------------------------------------------------------------------------------
Questar Corp.                                                                   4,500        195,188
----------------------------------------------------------------------------------------------------
RWE AG, Preference                                                              2,500        105,113
                                                                                        ------------
                                                                                           1,327,576
----------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 4.7%
----------------------------------------------------------------------------------------------------
Ameritech Corp.                                                                10,300        438,394
----------------------------------------------------------------------------------------------------
AT&T Corp.                                                                     10,300        618,644
----------------------------------------------------------------------------------------------------
Bell Atlantic Corp.                                                             6,164        576,719
----------------------------------------------------------------------------------------------------
Century Telephone Enterprises, Inc.                                             1,500         63,844
----------------------------------------------------------------------------------------------------
Frontier Corp.                                                                 10,700        320,331
----------------------------------------------------------------------------------------------------
Tel-Save Holdings, Inc.                                     (1)                 5,500        125,469
----------------------------------------------------------------------------------------------------
Tele Danmark AS, B Shares                                                       2,000        168,051
----------------------------------------------------------------------------------------------------
Telecomunicacoes do Rio de Janeiro SA, Preference                             420,000         63,329
----------------------------------------------------------------------------------------------------
Telefonica de Espana                                                            3,500        146,049


34 Oppenheimer LifeSpan Fund



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Growth Fund
                                                                                        MARKET VALUE
                                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES (CONTINUED)
----------------------------------------------------------------------------------------------------
U S West Communications Group                                                  11,500   $    606,625
                                                                                        ------------
                                                                                           3,127,455
                                                                                        ------------

Total Common Stocks (Cost $37,990,250)                                                    49,867,608

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.3%
----------------------------------------------------------------------------------------------------
Case Corp., $4.50 Cum. Cv., Series A, Non-Vtg. (Cost $114,800)                  1,200        176,850


                                                                         UNITS
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES - 0.1%
----------------------------------------------------------------------------------------------------
Australis Media Ltd. Wts., Exp. 10/01                       (3)                   100              1
----------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/07                                         100          9,550
----------------------------------------------------------------------------------------------------
Dairy Mart Convenience Stores, Inc. Wts., Exp. 12/01        (3)                   333            166
----------------------------------------------------------------------------------------------------
Haw Par Brothers Corp. Ltd. Wts., Exp. 7/01                                     3,300            688
----------------------------------------------------------------------------------------------------
Intermedia Communications, Inc. Wts., Exp. 6/00             (3)                    50          6,750
----------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/06          (3)                   500         13,062
----------------------------------------------------------------------------------------------------
Price Communications Corp. Wts., Exp. 8/07                  (3)                   344          5,332
----------------------------------------------------------------------------------------------------
Signature Brands, Inc. Wts., Exp. 12/49                     (3)                    50          1,006
----------------------------------------------------------------------------------------------------
Telefonica de Espana Rts., Exp. 5/98                                            3,500          2,710
                                                                                        ------------

Total Rights, Warrants and Certificates (Cost $9,522)                                         39,265

                                                                         FACE
                                                                         AMOUNT
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 0.2%
----------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts.,
Series 1997-2, Cl. A, 6.752%, 6/25/07                       (3)          $     50,000         50,297
----------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust,
Automobile Receivables-Backed Nts.:
Series 1996-A, Cl. A-4, 5.85%, 7/15/01                                         15,000         14,981
Series 1997-A, Cl. A-5, 6.80%, 2/15/05                                         50,000         50,807
                                                                                        ------------

Total Asset-Backed Securities (Cost $114,855)                                                116,085

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 1.4%
----------------------------------------------------------------------------------------------------
Countrywide Funding Corp., Mtg. Pass-Through
Certificates, Series 1994-10, Cl. A3, 6%, 5/25/09                             100,000         98,617
----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg.
Obligations, Gtd. Multiclass Mtg. Participation
Certificates, Series 1711, Cl. EA, 7%, 3/15/24                                100,000        102,468
----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd.
Multiclass Mtg. Participation Certificates:
6%, 3/1/09                                                                     22,731         22,622
Series 1574, Cl. PD, 5.55%, 3/15/13                                            35,705         35,616
Series 1843, Cl. VB, 7%, 4/15/03                                               20,000         20,519
Series 1849, Cl. VA, 6%, 12/15/10                                              22,404         22,320
----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security:
Series 1542, C1. QC, 7.496%, 10/15/20                       (4)               400,000         76,016
Series 1583, C1. IC, 6.924%, 1/15/20                        (4)               250,000         32,422


35 Oppenheimer LifeSpan Fund



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Growth Fund

                                                                         FACE           MARKET VALUE
                                                                         AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                              $     40,147   $     39,921
6.50%, 4/1/26                                                                  44,935         44,578
7%, 4/1/00                                                                     62,034         62,624
----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg.
Obligations, Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1993-181, Cl. C, 5.40%, 10/25/02                                         39,583         39,398
Trust 1993-190, Cl. Z, 5.85%, 7/25/08                                          52,012         51,742
----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Medium-Term Nts., 6.56%, 11/13/01                                             100,000        100,172
----------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc.,
Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Series 1994-7,
Cl. A18, 6%, 2/25/09                                                           99,442         93,849
----------------------------------------------------------------------------------------------------
PNC Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series
1995-2, Cl. A3, 6.50%, 2/25/12                                                 50,000         50,080
----------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg.
Asset-Backed Pass-Through
Certificates, Series 1997-QS9,
Cl. A2, 6.75%, 9/25/27                                                         50,000         49,885
                                                                                        ------------

Total Mortgage-Backed Obligations (Cost $935,232)                                            942,849

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 3.7%
----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26                                                                   100,000         99,781
7.50%, 11/15/16                                                               945,000      1,099,449
----------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.625%, 2/15/06                                                               275,000        272,852
5.75%, 8/15/03                                                                100,000        100,313
6.50%, 8/15/05                                                                450,000        469,969
7.50%, 11/15/01                                                               400,000        423,250
                                                                                        ------------

Total U.S. Government Obligations (Cost $2,376,811)                                        2,465,614

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES - 11.4%
----------------------------------------------------------------------------------------------------
BASIC MATERIALS - 1.5%
----------------------------------------------------------------------------------------------------
CHEMICALS - 0.7%
----------------------------------------------------------------------------------------------------
Du Pont (E.I.) De Nemours & Co., 8.50% Debs., 2/15/03                          40,000         42,430
----------------------------------------------------------------------------------------------------
Harris Chemical North America, Inc., 10.25%
Gtd. Sr. Sec. Disc. Nts., 7/15/01                                              50,000         52,375
----------------------------------------------------------------------------------------------------
Laroche Industries, Inc., 9.50% Sr. Sub. Nts.,
Series B, 9/15/07                                                              75,000         75,000
----------------------------------------------------------------------------------------------------
Morton International, Inc., 9.25%
Credit Sensitive Nts., 6/1/20                                                  20,000         26,048
----------------------------------------------------------------------------------------------------
NL Industries, Inc., 0%/13% Sr.
Sec. Disc. Nts., 10/15/05                                   (5)               100,000        103,250
----------------------------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21                                         20,000         24,978
----------------------------------------------------------------------------------------------------
Sterling Chemicals Holdings,
Inc., 0%/13.50% Sr. Disc. Nts., 8/15/08                     (5)                75,000         43,125
----------------------------------------------------------------------------------------------------
Texas Petrochemical Corp., 11.125%
Sr. Sub. Nts., Series B, 7/1/06                                                75,000         82,500
                                                                                         -----------
                                                                                             449,706
----------------------------------------------------------------------------------------------------
METALS - 0.5%
----------------------------------------------------------------------------------------------------
Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                     50,000         54,161
----------------------------------------------------------------------------------------------------
Gulf States Steel, Inc. (Alabama),
13.50% First Mtg. Nts., Series B, 4/15/03                                      50,000         51,750
----------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.,
10.875% Sr. Sub. Nts., Series D,
10/15/06                                                                       50,000         54,375
----------------------------------------------------------------------------------------------------
NS Group, Inc., 13.50% Gtd. Sr. Sec. Nts., 7/15/03                             20,000         23,050


36 Oppenheimer LifeSpan Fund



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Growth Fund
                                                                         FACE           MARKET VALUE
                                                                         AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------
METALS (CONTINUED)
----------------------------------------------------------------------------------------------------
Republic Engineered Steels, Inc., 9.875%
First Mtg. Nts., 12/15/01                                                $     25,000   $     24,875
----------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10% Sr. Nts., Series B, 12/1/04                               50,000         52,000
----------------------------------------------------------------------------------------------------
Weirton Steel Corp., 10.75% Sr. Nts., 6/1/05                                   50,000         53,125
                                                                                        ------------
                                                                                             313,336
----------------------------------------------------------------------------------------------------
PAPER - 0.3%
----------------------------------------------------------------------------------------------------
Celulosa Arauco y Constitucion SA, 7.25% Debs., 6/11/98     (3)                20,000         19,950
----------------------------------------------------------------------------------------------------
Gaylord Container Corp., 12.75% Sr. Sub. Disc. Debs., 5/15/05                  50,000         53,500
----------------------------------------------------------------------------------------------------
Malette, Inc., 12.25% Sr. Sec. Nts., 7/15/04                (3)                50,000         56,125
----------------------------------------------------------------------------------------------------
Stone Container Corp., 9.875% Sr. Nts., 2/1/01                                 50,000         51,625
                                                                                        ------------
                                                                                             181,200
----------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 3.5%
----------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 0.5%
----------------------------------------------------------------------------------------------------
Black & Decker Corp., 6.625% Nts., 11/15/00                                    20,000         20,198
----------------------------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27                                      50,000         51,418
----------------------------------------------------------------------------------------------------
IHF Holdings, Inc., 0%/15% Sr. Sub. Disc.
Nts., Series B, 11/15/04                                    (5)                75,000         62,250
----------------------------------------------------------------------------------------------------
MCII Holdings (USA), Inc., 0%/15% Sec. Nts., 11/15/02       (5)                75,000         69,562
----------------------------------------------------------------------------------------------------
Shop Vac Corp., 10.625% Sr. Nts., 9/1/03                                       75,000         83,062
----------------------------------------------------------------------------------------------------
Signature Brands, Inc., 13% Sr. Sub. Nts., 8/15/02          (3)                50,000         57,000
                                                                                        ------------
                                                                                             343,490
----------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 1.3%
----------------------------------------------------------------------------------------------------
American Skiing Corp., 12% Sr.
Sub. Nts., Series B, 7/15/06                                (3)                75,000         84,000
----------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.50%
Sr. Sub. Nts., Series B, 8/1/04                                                75,000         79,875
----------------------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp., 9.875%
Sr. Sub. Nts., Series B, 10/15/07                                              75,000         78,562
----------------------------------------------------------------------------------------------------
Casino America, Inc., 12.50% Sr. Nts., 8/1/03                                  75,000         83,437
----------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp.,
13% First Mtg. Nts., Series B, 8/15/03                                         75,000         87,375
----------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.375% Nts., 6/1/02                                       50,000         50,547
----------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.875% Sr. Nts., 7/15/07                                 50,000         55,687
----------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                            75,000         80,437
----------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority (Connecticut),
13.50% Sr. Sec. Nts., Series B, 11/15/02                                       25,000         31,875
----------------------------------------------------------------------------------------------------
Players International, Inc., 10.875% Sr. Nts., 4/15/05                         75,000         81,750
----------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 9.25% First Mtg. Bonds, 1/15/06                       75,000         79,500
----------------------------------------------------------------------------------------------------
Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00    (3)                45,000         44,100
----------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.375% Unsec. Nts., 3/1/06     (2)                50,000         49,875
                                                                                        ------------
                                                                                             887,020
----------------------------------------------------------------------------------------------------
MEDIA - 1.5%
----------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 10.50% Sr.
Unsec. Nts., Series B, 7/15/04                                                 75,000         82,125
----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 9.75%
Sr. Sub. Debs., Series B, 11/30/07                                             50,000         52,625
----------------------------------------------------------------------------------------------------
Australis Holdings PTY Ltd., 0%/15%
Sr. Sec. Disc. Nts., 11/1/02                                (5)               100,000         27,500
----------------------------------------------------------------------------------------------------
Cablevision Systems Corp. Holdings, Inc.,
9.875% Sr. Sub. Debs., 2/15/13                                                 50,000         55,375
----------------------------------------------------------------------------------------------------
Comcast Corp., 9.375% Sr. Sub.
Debs., 5/15/05                                                                 50,000         53,250
----------------------------------------------------------------------------------------------------
EchoStar Satellite Broadcasting Corp.,
0%/13.125% Sr. Sec. Disc. Nts., 3/15/04                     (5)                50,000         46,000
----------------------------------------------------------------------------------------------------
Falcon Holding Group LP:
0%/9.285% Sr. Disc. Debs., 4/15/10                       (2)(5)               100,000         63,750
11% Sr. Sub. Nts., 9/15/03                                  (6)                61,941         65,319


37 Oppenheimer LifeSpan Fund



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Growth Fund
                                                                         FACE           MARKET VALUE
                                                                         AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
----------------------------------------------------------------------------------------------------
Fox/Liberty Networks LLC, 8.875% Sr. Nts., 8/15/07                       $     25,000   $     25,750
----------------------------------------------------------------------------------------------------
James Cable Partners LP, 10.75% Sr. Nts.,
Series B, 8/15/04                                                              75,000         79,312
----------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07                           75,000         76,500
----------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.875% Sr. Nts., 7/15/07                          75,000         75,938
----------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                     50,000         53,875
----------------------------------------------------------------------------------------------------
TCI Satellite Entertainment, Inc., 10.875%
Sr. Sub. Nts., 2/15/07                                                        100,000        107,000
----------------------------------------------------------------------------------------------------
TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                  50,000         55,010
----------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75%
Sr. Disc. Nts., Series B, 2/15/08                           (5)               100,000         63,375
                                                                                        ------------
                                                                                             982,704
----------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 0.1%
----------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 10% Sr. Nts., 2/15/01                       10,000         10,957
----------------------------------------------------------------------------------------------------
Price/Costco Cos., Inc., 7.125% Sr. Nts., 6/15/05                              60,000         62,516
                                                                                        ------------
                                                                                              73,473
----------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 0.1%
----------------------------------------------------------------------------------------------------
K Mart Corp., 7.75% Debs., 10/1/12                                             50,000         50,159
----------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 1.1%
----------------------------------------------------------------------------------------------------
FOOD - 0.4%
----------------------------------------------------------------------------------------------------
AmeriServe Food Distribution, Inc.,
8.875% Sr. Nts., 10/15/06                                                      75,000         76,875
----------------------------------------------------------------------------------------------------
Dairy Mart Convenience Stores, Inc.,
10.25% Sr. Sub. Nts., 3/15/04                                                  50,000         49,750
----------------------------------------------------------------------------------------------------
Dole Food Distributing, Inc., 6.75% Nts., 7/15/00                              40,000         40,516
----------------------------------------------------------------------------------------------------
Fresh Del Monte Produce NV, 10% Sr. Nts.,
Series B, 5/1/03                                                               43,000         45,365
----------------------------------------------------------------------------------------------------
Jitney-Jungle Stores of America, Inc.,
12% Gtd. Sr. Nts., 3/1/06                                                      50,000         56,125
                                                                                        ------------
                                                                                             268,631
----------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 0.1%
----------------------------------------------------------------------------------------------------
Integrated Health Services, Inc., 9.50%
Sr. Sub. Nts., 9/15/07                                                         50,000         52,125
----------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.4%
----------------------------------------------------------------------------------------------------
Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                            45,000         43,526
----------------------------------------------------------------------------------------------------
Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06                        75,000         83,250
----------------------------------------------------------------------------------------------------
Mariner Health Group, Inc., 9.50% Sr.
Sub. Nts., Series B, 4/1/06                                 (3)                75,000         79,688
----------------------------------------------------------------------------------------------------
Paracelsus Healthcare Corp., 10% Sr. Unsec.
Sub. Nts., 8/15/06                                                             50,000         52,000
----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8% Sr. Nts., 1/15/05                                   50,000         51,500
                                                                                        ------------
                                                                                             309,964
----------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.2%
----------------------------------------------------------------------------------------------------
Dyersburg Corp., 9.75% Sr. Unsec. Sub. Nts., 9/1/07                            50,000         51,875
----------------------------------------------------------------------------------------------------
Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                     20,000         21,734
----------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625% Sr. Nts., 2/1/08     (2)                75,000         75,188
                                                                                        ------------
                                                                                             148,797
----------------------------------------------------------------------------------------------------
ENERGY - 0.7%
----------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.3%
----------------------------------------------------------------------------------------------------
Coastal Corp., 8.125% Sr. Nts., 9/15/02                                        20,000         21,360
----------------------------------------------------------------------------------------------------
Forcenergy, Inc., 8.50% Sr. Sub. Nts., Series B, 2/15/07                       75,000         73,875
----------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                         20,000         21,889
----------------------------------------------------------------------------------------------------
Transamerican Energy Corp., 11.50%
Sr. Nts., Series B, 6/15/02                                                    50,000         49,000
----------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.25%
Sr. Unsec. Debs., 2/1/06                                                       25,000         24,719
                                                                                        ------------
                                                                                             190,843
----------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 0.4%
----------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp./CDN Abraxas
Petroleum Ltd., 11.50% Sr. Nts., 11/1/04                    (2)                50,000         52,375
----------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd., 8.25% Sr. Nts., 3/15/17                            50,000         53,743
----------------------------------------------------------------------------------------------------
HS Resources, Inc., 9.25% Sr. Sub. Nts., 11/15/06                              75,000         77,250


38 Oppenheimer LifeSpan Fund



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Growth Fund
                                                                         FACE           MARKET VALUE
                                                                         AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------
OIL-INTEGRATED (CONTINUED)
----------------------------------------------------------------------------------------------------
Norcen Energy Resources Ltd., 6.80% Debs., 7/2/02                        $     50,000   $     50,988
----------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                50,000         53,614
----------------------------------------------------------------------------------------------------
Standard Oil/British Petroleum Co. plc, 9% Debs., 6/1/19                       20,000         20,603
                                                                                        ------------
                                                                                             308,573
----------------------------------------------------------------------------------------------------
FINANCIAL - 0.8%
----------------------------------------------------------------------------------------------------
BANKS - 0.1%
----------------------------------------------------------------------------------------------------
Citicorp, 5.625% Sr. Nts., 2/15/01                                             20,000         19,721
----------------------------------------------------------------------------------------------------
Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                       20,000         22,102
----------------------------------------------------------------------------------------------------
Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                              20,000         20,196
                                                                                        ------------
                                                                                              62,019
----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 0.5%
----------------------------------------------------------------------------------------------------
American General Institutional
Capital B, 8.125% Bonds, Series B, 3/15/46                  (2)                50,000         56,349
----------------------------------------------------------------------------------------------------
Capital One Financial Corp.:
6.83% Sr. Nts., 5/17/99                                                        10,000         10,085
7.25% Nts., 12/1/03                                                            40,000         40,629
----------------------------------------------------------------------------------------------------
Chelsea GCA Realty Partner, Inc.,
7.75% Gtd. Unsec. Unsub. Nts., 1/26/01                                         40,000         41,104
----------------------------------------------------------------------------------------------------
Commercial Credit Co., 5.55% Unsec. Nts., 2/15/01                              20,000         19,728
----------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.05% Gtd.
Medium-Term Nts., Series D, 3/1/01                                             20,000         19,929
----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625% Nts., 2/15/01                          50,000         49,514
----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.50% Nts., 4/1/01                                  20,000         20,265
----------------------------------------------------------------------------------------------------
Olympic Financial Ltd., Units (each unit consists of
$1,000 principal amount of 11.50% sr. nts., 3/15/07 and
one warrant to purchase 6.84 shares of common stock)        (7)                75,000         74,438
                                                                                        ------------
                                                                                             332,041
----------------------------------------------------------------------------------------------------
INSURANCE - 0.2%
----------------------------------------------------------------------------------------------------
Cigna Corp., 7.90% Nts., 12/14/98                                              40,000         40,457
----------------------------------------------------------------------------------------------------
Conseco Financing Trust III, 8.796% Bonds, 4/1/27                              50,000         55,993
----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.75% Nts., 4/15/01                         20,000         20,373
                                                                                        ------------
                                                                                             116,823
----------------------------------------------------------------------------------------------------
INDUSTRIAL - 1.2%
----------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.1%
----------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 10.875% Sr. Nts., 5/15/99     (3)                60,000         62,850
----------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.4%
----------------------------------------------------------------------------------------------------
Applied Extrusion Technologies, Inc., 11.50%
Sr. Nts., Series B, 4/1/02                                                     75,000         80,250
----------------------------------------------------------------------------------------------------
Jordan Telecommunication Products, Inc., 9.875%
Sr. Nts., Series B, 8/1/07                                                     75,000         79,500
----------------------------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01                                           50,000         52,757
----------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Gtd. Sr.
Nts., Series B, 12/1/06                                                        50,000         51,456
                                                                                        ------------
                                                                                             263,963
----------------------------------------------------------------------------------------------------
MANUFACTURING - 0.5%
----------------------------------------------------------------------------------------------------
Day International Group, Inc., 11.125%
Sr. Sub. Nts., Series B, 6/1/05                             (3)                50,000         54,250
----------------------------------------------------------------------------------------------------
Interlake Corp., 12.125% Sr. Sub. Debs., 3/1/02                                50,000         51,750
----------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75%
Sr. Sub. Nts., 6/1/05                                                          50,000         55,250
----------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375%
Sr. Nts., Series B, 8/1/07                                                     75,000         78,375
----------------------------------------------------------------------------------------------------
Specialty Equipment Co., 11.375% Sr. Sub. Nts., 12/1/03                        50,000         54,125
----------------------------------------------------------------------------------------------------
Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07                   50,000         51,875
                                                                                        ------------
                                                                                             345,625


39 Oppenheimer LifeSpan Fund



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Growth Fund
                                                                         FACE           MARKET VALUE
                                                                         AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.2%
----------------------------------------------------------------------------------------------------
CSX Corp., 7.05% Debs., 5/1/02                                           $     75,000   $     76,747
----------------------------------------------------------------------------------------------------
Norfolk Southern Corp., 7.35% Nts., 5/15/07                                    50,000         53,195
----------------------------------------------------------------------------------------------------
Union Pacific Corp., 7% Nts., 6/15/00                                          20,000         20,319
                                                                                        ------------
                                                                                             150,261
----------------------------------------------------------------------------------------------------
TECHNOLOGY - 2.3%
----------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.1%
----------------------------------------------------------------------------------------------------
GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                  50,000         50,875
----------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 0.5%
----------------------------------------------------------------------------------------------------
Celestica International, Inc., 10.50% Gtd.
Sr. Sub. Nts., 12/31/06                                                        75,000         83,250
----------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Nts., 12/15/07         (2)               100,000        110,500
----------------------------------------------------------------------------------------------------
DII Group, Inc., 8.50% Sr. Sub. Nts., 9/15/07                                  75,000         75,563
----------------------------------------------------------------------------------------------------
Unisys Corp., 12% Sr. Nts., Series B, 4/15/03                                  50,000         56,750
                                                                                        ------------
                                                                                             326,063
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 1.7%
----------------------------------------------------------------------------------------------------
American Communications Services, Inc., 0%/13%
Sr. Disc. Nts., 11/1/05                                     (5)               100,000         84,250
----------------------------------------------------------------------------------------------------
Centennial Cellular Corp., 10.125% Sr. Nts., 5/15/05                           50,000         56,000
----------------------------------------------------------------------------------------------------
Century Communications, Inc., Zero Coupon
Sr. Disc. Nts., 8.50%, 1/15/08                              (8)                50,000         22,000
----------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20%
Sr. Disc. Debs., 11/15/07                                   (5)                50,000         40,875
----------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/10.75%
Sr. Disc. Nts., 2/15/07                                     (5)                75,000         53,250
----------------------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05     (5)                75,000         60,656
----------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 0%/11.25%
Sr. Disc. Nts., Series B, 7/15/07                           (5)                75,000         55,500
----------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50%
Sr. Deferred Coupon Nts., Series B, 2/1/06                  (5)               150,000        120,000
----------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Nts., 5/1/08       (2)                75,000         74,203
----------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 0%/10.50% Sr. Disc. Nts., 3/1/07           (5)                50,000         37,375
----------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., 0%/14%
Sr. Disc. Nts., Series B, 6/1/06                            (5)                75,000         56,063
----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 0%/9.75%
Sr. Disc. Nts., 8/15/04                                     (5)               100,000         96,750
----------------------------------------------------------------------------------------------------
Price Communications Cellular Holdings, Inc., 0%/13.50%
Sr. Disc. Nts., Series B, 8/1/07                            (5)               100,000         69,500
----------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint
Spectrum Finance Corp., 11% Sr. Nts., 8/15/06                                  75,000         86,250
----------------------------------------------------------------------------------------------------
Teleport Communications Group, Inc.:
0%/11.125% Sr. Disc. Nts., 7/1/07                           (5)                50,000         43,250
9.875% Sr. Nts., 7/1/06                                                        50,000         57,250
----------------------------------------------------------------------------------------------------
U S West Capital Funding, Inc., 6.85%
Gtd. Nts., 1/15/02                                                             75,000         76,211
----------------------------------------------------------------------------------------------------
Western Wireless Corp., 10.50%
Sr. Sub. Nts., 2/1/07                                                          50,000         54,375
                                                                                        ------------
                                                                                           1,143,758
----------------------------------------------------------------------------------------------------
UTILITIES - 0.3%
----------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.2%
----------------------------------------------------------------------------------------------------
Northern Illinois Gas Co., 6.45%
First Mtg. Bonds, 8/1/01                                                       70,000         70,879
----------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                50,000         53,444
                                                                                        ------------
                                                                                             124,323
----------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 0.1%
----------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                       75,000         78,188

Total Non-Convertible Corporate Bonds and Notes (Cost $7,266,928)                          7,616,810


40 Oppenheimer LifeSpan Fund



----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Growth Fund
                                                                         FACE           MARKET VALUE
                                                                         AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES - 0.0%
----------------------------------------------------------------------------------------------------
Geotek Communications, Inc., 12% Cv.
Sr. Sub. Nts., 2/15/01 (Cost $46,110)                       (3)          $     50,000   $     24,750

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 8.3%
----------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National
Bank, 5.52%, dated 4/30/98, to be repurchased
at $5,503,844 on 5/1/98, collateralized by U.S.
Treasury Nts., 7%, 7/15/06, with a value of
$5,624,213 (Cost $5,503,000)                                                5,503,000      5,503,000

----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $54,357,508)                                  100.2%    66,752,831
----------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                            (0.2)      (108,605)
                                                                         ------------   ------------
NET ASSETS                                                                      100.0%  $ 66,644,226
                                                                         ------------   ------------
                                                                         ------------   ------------

1. Non-income producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $597,980 or 0.90% of the Fund's net assets as of April 30, 1998.
3. Identifies issues considered to be illiquid or restricted - See Note 5 of Notes to Financial Statements.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
6. Interest or dividend is paid in kind.
7. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
8. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

See accompanying Notes to Financial Statements.


41 Oppenheimer LifeSpan Fund


--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES APRIL 30, 1998 (UNAUDITED)

                                                                           OPPENHEIMER    OPPENHEIMER    OPPENHEIMER
                                                                            LIFESPAN       LIFESPAN       LIFESPAN
                                                                             INCOME        BALANCED        GROWTH
                                                                              FUND           FUND           FUND
                                                                          ------------------------------------------
ASSETS
Investments, at value (cost *) (including repurchase
   agreements **) - see accompanying statements                           $31,478,377    $73,784,944    $66,752,831
Cash                                                                           30,492             --             --
Unrealized appreciation on forward foreign currency exchange
   contracts - Note 6                                                              --             78             78
Receivables:
   Dividends, interest and principal paydowns                                 425,927        568,039        319,642
   Shares of capital stock sold                                                26,096          2,665         20,498
   Investments sold                                                               582        684,559        716,783
   Other                                                                        3,308          3,545          3,619
                                                                          ------------------------------------------
      Total assets                                                         31,964,782     75,043,830     67,813,451
                                                                          ------------------------------------------

LIABILITIES
Bank overdraft                                                                     --         37,715         35,290
Unrealized depreciation on forward foreign currency exchange
   contracts - Note 6                                                              --            327            327
Payables and other liabilities:
   Investments purchased                                                       87,515        904,594        979,751
   Shareholder reports                                                         15,090         25,008         24,563
   Shares of capital stock redeemed                                            20,064          3,214         33,249
   Distribution and service plan fees                                           6,546         15,309         13,911
   Directors' fees - Note 1                                                    33,973         31,800         31,832
   Dividends                                                                    5,348             --             --
   Legal and auditing fees                                                     27,326         25,499         29,580
   Other                                                                           --         22,655         20,722
                                                                          ------------------------------------------
      Total liabilities                                                       195,862      1,066,121      1,169,225
                                                                          ------------------------------------------
NET ASSETS                                                                $31,768,920    $73,977,709   $66,644,226
                                                                          ------------------------------------------
                                                                          ------------------------------------------

COMPOSITION OF NET ASSETS
Par value of shares of capital stock                                           $2,824         $5,684        $4,739
Additional paid-in capital                                                 28,783,861     60,679,503     52,103,505
Undistributed net investment income                                             2,079        249,771        370,084
Accumulated net realized gain from investments and foreign
   currency transactions                                                      279,931      1,631,276      1,769,847
Net unrealized appreciation on investments and translation of
   assets and liabilities denominated in foreign currencies                 2,700,225     11,411,475     12,396,051
                                                                          ------------------------------------------

NET ASSETS                                                                $31,768,920    $73,977,709   $66,644,226
                                                                          ------------------------------------------
                                                                          ------------------------------------------

*Cost                                                                     $28,778,152    $62,374,089   $54,357,508
                                                                          ------------------------------------------
                                                                          ------------------------------------------

**Repurchase agreements                                                    $3,361,000     $5,528,000    $5,503,000
                                                                          ------------------------------------------
                                                                          ------------------------------------------


42 Oppenheimer LifeSpan Funds



--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)(CONTINUED)

                                                                           OPPENHEIMER    OPPENHEIMER    OPPENHEIMER
                                                                            LIFESPAN       LIFESPAN       LIFESPAN
                                                                             INCOME        BALANCED        GROWTH
                                                                              FUND           FUND           FUND
                                                                          ------------------------------------------
NET ASSET VALUE PER SHARE
CLASS A SHARES:
Net asset value and redemption price per share (based on net assets and shares of capital stock outstanding):
   Net assets                                                             $30,731,010    $67,343,839    $58,327,920
   Shares of capital stock                                                  2,732,444      5,176,233      4,145,832
   Price per share                                                             $11.25         $13.01         $14.07
Maximum offering price per share (net asset value plus sales
   charge of 5.75% of offering price for each fund)                            $11.94         $13.80         $14.93
                                                                          ------------------------------------------

CLASS B SHARES:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets and shares of capital stock outstanding):
   Net assets                                                                $940,260     $5,495,054     $6,758,120
   Shares of capital stock                                                     83,365        419,940        481,118
   Price per share                                                             $11.28         $13.09         $14.05
                                                                          ------------------------------------------

CLASS C SHARES:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets and shares of capital stock outstanding):
   Net assets                                                                 $97,650     $1,138,816     $1,558,186
   Shares of capital stock                                                      8,660         87,807        111,783
   Price per share                                                             $11.28         $12.97         $13.94
                                                                          ------------------------------------------

See accompanying Notes to Financial Statements.


43 Oppenheimer LifeSpan Funds

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

                                                                           OPPENHEIMER    OPPENHEIMER    OPPENHEIMER
                                                                            LIFESPAN       LIFESPAN       LIFESPAN
                                                                             INCOME        BALANCED        GROWTH
                                                                              FUND           FUND           FUND
                                                                          ------------------------------------------

INVESTMENT INCOME
Interest                                                                     $869,550     $1,167,943       $646,518
Dividends (net of foreign withholding taxes of  *)                            134,919        308,278        344,775
                                                                          ------------------------------------------
      Total income                                                          1,004,469      1,476,221        991,293
                                                                          ------------------------------------------

EXPENSES
Management fees - Note 4                                                      115,245        298,087        266,514
Distribution and service plan fees - Note 4:
   Class A                                                                     37,232         80,107         69,086
   Class B                                                                      4,419         25,638         29,989
   Class C                                                                        312          4,622          7,213
Transfer and shareholder servicing agent fees - Note 4                          3,163         11,152         20,582
Accounting service fees                                                         7,500          7,500          7,500
Custodian fees and expenses                                                     2,855         24,270         23,605
Legal and auditing fees                                                        12,027         23,792         22,995
Shareholder reports                                                             4,949         13,510         23,438
Directors' fees and expenses - Note 1                                           7,597          9,692         10,956
Insurance expenses                                                              1,453          1,833          1,762
Registration and filing fees:
   Class A                                                                        198          1,033            869
   Class B                                                                         30            156            321
   Class C                                                                         18            124             82
Other                                                                              20            547            957
                                                                          ------------------------------------------
      Total expenses                                                          197,018        502,063        485,869
                                                                          ------------------------------------------
NET INVESTMENT INCOME                                                         807,451        974,158        505,424
                                                                          ------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments                                                                289,925      1,847,170      1,996,701
   Foreign currency transactions                                                   --       (185,691)      (207,373)
                                                                          ------------------------------------------
      Net realized gain                                                       289,925      1,661,479      1,789,328
                                                                          ------------------------------------------
Net change in unrealized appreciation or depreciation on:
   Investments                                                                629,531      3,928,968      4,585,170
   Translation of assets and liabilities denominated in
      foreign currencies                                                           --       (109,514)      (118,537)
                                                                          ------------------------------------------
      Net change                                                              629,531      3,819,454      4,466,633
                                                                          ------------------------------------------
      Net realized and unrealized gain                                        919,456      5,480,933      6,255,961
                                                                          ------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                            $1,726,907     $6,455,091     $6,761,385
                                                                          ------------------------------------------
                                                                          ------------------------------------------

*Dividends                                                                         --         $8,819         $9,491

See accompanying Notes to Financial Statements.


44 Oppenheimer LifeSpan Funds


STATEMENTS OF CHANGES IN NET ASSETS FOR THE SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 1997

                                                                             OPPENHEIMER                   OPPENHEIMER
                                                                              LIFESPAN                      LIFESPAN
                                                                               INCOME                       BALANCED
                                                                                FUND                          FUND
                                                                   --------------------------------------------------------------
                                                                       1998          1997            1998          1997
                                                                   --------------------------------------------------------------
OPERATIONS
Net investment income                                                  $ 807,451     $1,551,421      $ 974,158     $1,881,860
Net realized gain                                                        289,925        425,024      1,661,479      3,275,474
Net change in unrealized appreciation or depreciation                    629,531      1,052,959      3,819,454      2,124,846
                                                                   --------------------------------------------------------------
Net increase in net assets resulting from operations                   1,726,907      3,029,404      6,455,091      7,282,180
                                                                   --------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS
Dividends from net investment income:
Class A                                                                 (785,292)    (1,519,218)      (873,826)    (1,751,264)
Class B                                                                  (20,736)       (31,306)       (50,516)       (86,844)
Class C                                                                   (1,423)          (908)        (9,795)       (20,115)
                                                                   --------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                 (401,751)      (381,291)    (3,012,286)    (1,432,693)
Class B                                                                 (121,019)        (7,459)      (238,394)       (69,269)
Class C                                                                     (475)           (77)       (37,455)       (23,260)

CAPITAL STOCK TRANSACTIONS
Net increase (decrease) in net assets resulting from capital stock transactions - Note 2:
   Class A                                                             1,034,320      1,816,130      3,055,925      6,516,290
   Class B                                                               110,611        334,568        564,088      2,657,192
   Class C                                                                64,495         29,825        418,121       (190,802)
                                                                   --------------------------------------------------------------
NET ASSETS:
Total increase                                                         1,714,637      3,269,668      6,270,953     12,881,415
Beginning of period                                                   30,054,283     26,784,615     67,706,756     54,825,341
                                                                   --------------------------------------------------------------
End of period                                                        $31,768,920    $30,054,283    $73,977,709    $67,706,756
                                                                   --------------------------------------------------------------
                                                                   --------------------------------------------------------------
Undistributed net investment income                                       $2,079         $2,079       $249,771       $209,750

                                                                            OPPENHEIMER
                                                                             LIFESPAN
                                                                              GROWTH
                                                                               FUND
                                                                   --------------------------
                                                                     1998           1997
                                                                   --------------------------
OPERATIONS
Net investment income                                                $ 505,424      $994,616
Net realized gain                                                    1,789,328      3,493,992
Net change in unrealized appreciation or depreciation                4,466,633      2,100,837
                                                                   --------------------------
Net increase in net assets resulting from operations                 6,761,385      6,589,445
                                                                   --------------------------

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS
Dividends from net investment income:
Class A                                                               (915,384)      (279,883)
Class B                                                                (62,982)       (11,776)
Class C                                                                (15,443)        (1,248)
                                                                   --------------------------
Distributions from net realized gain:
Class A                                                             (3,085,232)    (2,163,698)
Class B                                                               (323,358)      (128,434)
Class C                                                                (77,845)       (11,808)

CAPITAL STOCK TRANSACTIONS
Net increase (decrease) in net assets resulting from capital stock transactions - Note 2:
   Class A                                                           3,040,772      5,756,041
   Class B                                                           1,118,465      2,665,936
   Class C                                                             285,054        978,007
                                                                   --------------------------
NET ASSETS:
Total increase                                                       6,752,432     13,392,582
Beginning of period                                                 59,918,794     46,526,212
                                                                   --------------------------
End of period                                                      $66,644,226   $59,918,794
                                                                   --------------------------
                                                                   --------------------------
Undistributed net investment income                                   $370,084      $858,469

See accompanying Notes to Financial Statements.


45 Oppenheimer LifeSpan Funds

FINANCIAL HIGHLIGHTS
Oppenheimer LifeSpan Income Fund

                                               CLASS A
                                             -----------------------------------------------------------------
                                               SIX MONTHS
                                               ENDED                                            PERIOD ENDED
                                               APRIL 30,           YEAR ENDED OCTOBER 31,       DECEMBER 31,
                                               1998 (UNAUDITED)    1997          1996(3)        1995(4)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                  $11.06         $10.65         $10.70         $10.00
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .29            .59            .48            .37
Net realized and unrealized gain (loss)                  .34            .56           (.02)           .73
--------------------------------------------------------------------------------------------------------------
Total income from investment
operations                                               .63           1.15            .46           1.10
--------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.29)          (.59)          (.48)          (.36)
Distributions from net realized gain                    (.15)          (.15)          (.03)          (.04)
--------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (.44)          (.74)          (.51)          (.40)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $11.25         $11.06         $10.65         $10.70
                                             -----------------------------------------------------------------
                                             -----------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)                     5.81%         11.30%          4.45%         11.22%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)             $30,731        $29,206        $26,328        $24,619
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $30,041        $27,678        $25,463        $22,128
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  5.28%(6)       5.49%          5.43%(6)       5.35%(6)

Expenses                                               1.26%(6)       1.45%(7)       1.56%(6)       1.50%(6)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                             16.6%          39.6%          75.3%          45.8%
Average brokerage commission rate(9)                 $0.0700        $0.0681        $0.0694             --

                                               CLASS B
                                             --------------------------------------------------
                                               SIX MONTHS
                                               ENDED
                                               APRIL 30,           YEAR ENDED OCTOBER 31,
                                               1998 (UNAUDITED)    1997          1996(3)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                  $11.11         $10.69         $10.74
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .25            .51            .41
Net realized and unrealized gain (loss)                  .33            .57           (.02)
-----------------------------------------------------------------------------------------------
Total income from investment
operations                                               .58           1.08            .39
-----------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.26)          (.51)          (.41)
Distributions from net realized gain                    (.15)          (.15)          (.03)
-----------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (.41)          (.66)          (.44)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                        $11.28         $11.11         $10.69
                                             --------------------------------------------------
                                             --------------------------------------------------
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)                     5.32%         10.51%          3.69%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                $940           $816           $456
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $892           $677           $350
-----------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  4.52%(6)       4.69%          4.93%(6)
Expenses                                               2.01%(6)       2.18%(7)       2.31%(6)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                             16.6%          39.6%          75.3%
Average brokerage commission rate(9)                 $0.0700        $0.0681        $0.0694


1. For the period from May 1, 1996 (inception of offering) to October 31, 1996.
2. For the period from October 2, 1995 (inception of offering) to December 31, 1995.
3. For the ten months ended October 31, 1996.  The Fund changed its fiscal year
end from December 31 to October 31.   On March 18, 1996, OppenheimerFunds, Inc.
became the investment advisor to the Fund.
4. For the period from May 1, 1995 (commencement of operations) to December 31, 1995.
5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


46 Oppenheimer LifeSpan Funds


FINANCIAL HIGHLIGHTS (CONTINUED)
Oppenheimer LifeSpan Income Fund
                                           CLASS B (CONTINUED)  CLASS C
                                          --------------------  ----------------------------------------------
                                                                SIX MONTHS
                                           PERIOD ENDED         ENDED
                                           DECEMBER 31,         APRIL 30,         YEAR ENDED OCTOBER 31,
                                           1995(2)              1998 (UNAUDITED)  1997         1996(1)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                  $10.45         $11.10         $10.66         $10.53
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .12            .25            .55            .25
Net realized and unrealized gain (loss)                  .32            .34            .58            .16
--------------------------------------------------------------------------------------------------------------
Total income from investment
operations                                               .44            .59           1.13            .41
--------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.11)          (.26)          (.54)          (.25)
Distributions from net realized gain                    (.04)          (.15)          (.15)          (.03)
--------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (.15)          (.41)          (.69)          (.28)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $10.74         $11.28         $11.10         $10.66
                                             -----------------------------------------------------------------
                                             -----------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)                     4.30%          5.35%         11.03%          3.96%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                $192            $98            $32             $1
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $107            $63            $20             $1
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  5.23%(6)       4.47%(6)       4.64%          4.68%(6)
Expenses                                               2.25%(6)       2.05%(6)       2.20%(7)       2.25%(6)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                             45.8%          16.6%          39.6%          75.3%
Average brokerage commission rate(9)                      --        $0.0700        $0.0681        $0.0694


6.  Annualized.
7. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1998 were $4,652,012 and $5,133,867, respectively.
9. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.


See accompanying Notes to Financial Statements.


47 Oppenheimer LifeSpan Funds

FINANCIAL HIGHLIGHTS
Oppenheimer LifeSpan Balanced Fund

                                               CLASS A
                                             -----------------------------------------------------------------
                                               SIX MONTHS
                                               ENDED                                            PERIOD ENDED
                                               APRIL 30,           YEAR ENDED OCTOBER 31,       DECEMBER 31,
                                               1998 (UNAUDITED)    1997          1996(3)        1995(4)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                  $12.66         $11.90         $11.05         $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                    .17            .37            .29            .24
Net realized and unrealized gain                         .96           1.08            .81           1.29
--------------------------------------------------------------------------------------------------------------
Total income from investment
operations                                              1.13           1.45           1.10           1.53
--------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.17)          (.37)          (.22)          (.25)
Distributions from net realized gain                    (.61)          (.32)          (.03)          (.23)
--------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (.78)          (.69)          (.25)          (.48)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $13.01         $12.66         $11.90         $11.05
                                             -----------------------------------------------------------------
                                             -----------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)                     9.48%         12.66%         10.04%         15.33%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)             $67,344        $62,262        $52,104        $41,861
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $64,645        $57,769        $47,116        $37,417
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  2.84%(6)       3.08%          3.15%(6)       3.47%(6)
Expenses                                               1.37%(6)       1.42%(7)       1.56%(6)       1.55%(6)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                             28.3%          59.7%          61.0%          76.3%
Average brokerage commission rate(9)                 $0.0315        $0.0067        $0.0078             --

                                               CLASS B
                                             ------------------------------------------------
                                               SIX MONTHS
                                               ENDED
                                               APRIL 30,           YEAR ENDED OCTOBER 31,
                                               1998 (UNAUDITED)    1997          1996(3)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                  $12.72         $11.98         $11.16
-----------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                    .14            .27            .20
Net realized and unrealized gain                         .97           1.08            .82
-----------------------------------------------------------------------------------------------
Total income from investment
operations                                              1.11           1.35           1.02
-----------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.13)          (.29)          (.17)
Distributions from net realized gain                    (.61)          (.32)          (.03)
-----------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (.74)          (.61)          (.20)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                        $13.09         $12.72         $11.98
                                             --------------------------------------------------
                                             --------------------------------------------------
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)                     9.19%         11.70%          9.22%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)              $5,495         $4,762         $1,893
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $5,174         $3,504         $1,225
-----------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  2.09%(6)       2.31%          2.41%(6)
Expenses                                               2.12%(6)       2.18%(7)       2.32%(6)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                             28.3%          59.7%          61.0%
Average brokerage commission rate(9)                 $0.0315        $0.0067        $0.0078


1. For the period from May 1, 1996 (inception of offering) to October 31, 1996.
2. For the period from October 2, 1995 (inception of offering) to December 31, 1995.
3. For the ten months ended October 31, 1996.  The Fund changed its fiscal year
end from December 31 to October 31.   On March 18, 1996, OppenheimerFunds, Inc.
became the investment advisor to the Fund.
4. For the period from May 1, 1995 (commencement of operations) to December 31, 1995.
5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


48 Oppenheimer LifeSpan Funds


FINANCIAL HIGHLIGHTS (CONTINUED)
Oppenheimer LifeSpan Balanced Fund
                                           CLASS B (CONTINUED)  CLASS C
                                          --------------------  ----------------------------------------------
                                                                SIX MONTHS
                                           PERIOD ENDED         ENDED
                                           DECEMBER 31,         APRIL 30,         YEAR ENDED OCTOBER 31,
                                           1995(2)              1998 (UNAUDITED)  1997         1996(1)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                  $10.95         $12.62         $11.88         $11.74
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                    .05            .16            .28            .13
Net realized and unrealized gain                         .45            .93           1.07            .24
--------------------------------------------------------------------------------------------------------------
Total income from investment
operations                                               .50           1.09           1.35            .37
--------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.06)          (.13)          (.29)          (.20)
Distributions from net realized gain                    (.23)          (.61)          (.32)          (.03)
--------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (.29)          (.74)          (.61)          (.23)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $11.16         $12.97         $12.62         $11.88
                                             -----------------------------------------------------------------
                                             -----------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)                     4.49%          9.13%         11.73%          3.21%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                $441         $1,139           $683           $828
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $247         $  935           $879           $551
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  3.01%(6)       2.08%(6)       2.37%          2.53%(6)
Expenses                                               2.30%(6)       2.13%(6)       2.16%(7)       2.27%(6)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                             76.3%          28.3%          59.7%          61.0%
Average brokerage commission rate(9)                      --        $0.0315        $0.0067        $0.0078


6.  Annualized.
7. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1998 were $18,568,096 and $19,144,307, respectively.
9. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.


See accompanying Notes to Financial Statements.


49 Oppenheimer LifeSpan Funds

FINANCIAL HIGHLIGHTS
Oppenheimer LifeSpan Growth Fund

                                               CLASS A
                                             -----------------------------------------------------------------
                                               SIX MONTHS
                                               ENDED                                            PERIOD ENDED
                                               APRIL 30,           YEAR ENDED OCTOBER 31,       DECEMBER 31,
                                               1998 (UNAUDITED)    1997          1996(3)        1995(4)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                  $13.67         $12.78         $11.39         $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                    .11            .24            .18            .16
Net realized and unrealized gain                        1.31           1.35           1.34           1.63
--------------------------------------------------------------------------------------------------------------
Total income from investment
operations                                              1.42           1.59           1.52           1.79
--------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.23)          (.08)          (.09)          (.17)
Distributions from net realized gain                    (.79)          (.62)          (.04)          (.23)
--------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                        (1.02)          (.70)          (.13)          (.40)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $14.07         $13.67         $12.78         $11.39
                                             -----------------------------------------------------------------
                                             -----------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)                    11.21%         12.96%         13.37%         18.02%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)             $58,328        $53,318        $43,980        $34,368
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $55,755        $49,213        $39,576        $29,046
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  1.70%(6)       1.91%          1.81%(6)       2.32%(6)
Expenses                                               1.46%(6)       1.50%(7)       1.61%(6)       1.55%(6)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                             32.1%          66.0%          64.2%          71.8%
Average brokerage commission rate(9)                 $0.0316        $0.0069        $0.0059             --

                                               CLASS B
                                             --------------------------------------------------
                                               SIX MONTHS
                                               ENDED
                                               APRIL 30,           YEAR ENDED OCTOBER 31,
                                               1998 (UNAUDITED)    1997          1996(3)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                  $13.62         $12.81         $11.47
-----------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                    .07            .14            .08
Net realized and unrealized gain                        1.30           1.35           1.36
-----------------------------------------------------------------------------------------------
Total income from investment
operations                                              1.37           1.49           1.44
-----------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.15)          (.06)          (.06)
Distributions from net realized gain                    (.79)          (.62)          (.04)
-----------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (.94)          (.68)          (.10)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                        $14.05         $13.62         $12.81
                                             --------------------------------------------------
                                             --------------------------------------------------
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)                    10.79%         12.07%         12.58%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)              $6,758         $5,391         $2,405
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $6,055         $3,925         $1,475
-----------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  0.95%(6)       1.14%          1.11%(6)
Expenses                                               2.22%(6)       2.27%(7)       2.37%(6)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                             32.1%          66.0%          64.2%
Average brokerage commission rate(9)                 $0.0316        $0.0069        $0.0059


1.  For the period from May 1, 1996 (inception of offering) to October 31, 1996.
2. For the period from October 2, 1995 (inception of offering) to December 31, 1995.
3. For the ten months ended October 31, 1996. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
4. For the period from May 1, 1995 (commencement of operations) to December 31, 1995.
5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


50 Oppenheimer LifeSpan Funds


FINANCIAL HIGHLIGHTS (CONTINUED)
Oppenheimer LifeSpan Growth Fund
                                           CLASS B (CONTINUED)  CLASS C
                                          --------------------  ----------------------------------------------
                                                                SIX MONTHS
                                           PERIOD ENDED         ENDED
                                           DECEMBER 31,         APRIL 30,         YEAR ENDED OCTOBER 31,
                                           1995(2)              1998 (UNAUDITED)  1997         1996(1)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                  $11.14         $13.53         $12.74        $12.49
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                    .03            .07            .14           .11
Net realized and unrealized gain                         .56           1.29           1.34           .27
--------------------------------------------------------------------------------------------------------------
Total income from investment
operations                                               .59           1.36           1.48           .38
--------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.03)          (.16)          (.07)          (.09)
Distributions from net realized gain                    (.23)          (.79)          (.62)          (.04)
--------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (.26)          (.95)          (.69)          (.13)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $11.47         $13.94         $13.53        $12.74
                                             -----------------------------------------------------------------
                                             -----------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)                    5.34%         10.74%         12.05%          3.04%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                $561         $1,558         $1,209          $141
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $230         $1,456           $722           $54
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  1.70%(6)       0.95%(6)       1.11%         1.32%(6)
Expenses                                               2.30%(6)       2.22%(6)       2.29%(7)      2.43%(6)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                             71.8%          32.1%          66.0%         64.2%
Average brokerage commission rate(9)                      --        $0.0316        $0.0069       $0.0059


6.  Annualized.
7. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1998 were $18,788,003 and $18,515,689, respectively.
9. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.


See accompanying Notes to Financial Statements.


51 Oppenheimer LifeSpan Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES
     Oppenheimer LifeSpan Income Fund, Oppenheimer LifeSpan Balanced Fund and Oppenheimer LifeSpan Growth Fund (the Funds), are separate series of Oppenheimer Series Fund, Inc. (the Company), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Funds' investment objectives are as follows:

     OPPENHEIMER LIFESPAN INCOME FUND seeks high current income, with opportunities for capital appreciation. It invests in a strategically allocated portfolio consisting primarily of bond instruments.

     OPPENHEIMER LIFESPAN BALANCED FUND seeks a blend of capital appreciation and income. It invests in a strategically allocated portfolio of stocks and bonds with a slightly stronger emphasis on stocks.

     OPPENHEIMER LIFESPAN GROWTH FUND seeks long-term capital appreciation. It invests in a strategically allocated portfolio consisting primarily of stocks.

     The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that particular class and exclusive voting rights with respect to matters affecting that single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Funds.

     INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

     FOREIGN CURRENCY TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

     REPURCHASE AGREEMENTS. The Funds require the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Funds may be delayed or limited.

     ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


52  Oppenheimer LifeSpan Funds

     DIRECTORS' FEES AND EXPENSES. The Funds have adopted a nonfunded retirement plan for the Funds' independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 1998, the provision for projected benefit obligations, payments to retired directors and the accumulated liability for each of the Funds is as follows:

                                             ----------------------------------------------------------------------
                                             LifeSpan Income Fund     LifeSpan Balanced Fund   LifeSpan Growth Fund
-------------------------------------------------------------------------------------------------------------------
Provision for projected benefit obligations         $  887                  $  4,819                $  5,359
-------------------------------------------------------------------------------------------------------------------
Payments to retired directors                        1,509                     1,509                   1,509
-------------------------------------------------------------------------------------------------------------------
Accumulated liability as of
April 30, 1998                                      32,260                    30,938                  30,728
-------------------------------------------------------------------------------------------------------------------

     The Board of Directors has adopted a Deferred Compensation plan for independent Directors that enables Directors to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Director in shares, of one or more Oppenheimer funds selected by the
     Director.   The amount paid to the Director under the plan will be
     determined based upon the performance of the selected funds. Deferral of Directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.

     FEDERAL TAXES. Each Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

     DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS.  Net investment income
     (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year that the income or realized gain was recorded by the Funds.

     OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.   SHARES OF CAPITAL STOCK
     Each Fund has authorized 450 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:
OPPENHEIMER LIFESPAN INCOME FUND

                                               SIX MONTHS ENDED APRIL 30, 1998   YEAR ENDED OCTOBER 31, 1997
                                                     SHARES        AMOUNT          SHARES        AMOUNT
                                               -------------------------------   ---------------------------
     Class A:
     Sold                                             24,331     $  271,542         76,799     $  839,632
     Dividends and distributions reinvested          102,383      1,141,869        169,781      1,828,122
     Redeemed                                        (33,924)      (379,091)       (78,072)      (851,624)
                                                    --------     ----------       --------   ------------
     Net increase                                     92,790     $1,034,320        168,508     $1,816,130
                                                    --------     ----------       --------   ------------
                                                    --------     ----------       --------   ------------


53  Oppenheimer LifeSpan Funds

OPPENHEIMER LIFESPAN INCOME FUND (continued)

                                               SIX MONTHS ENDED APRIL 30, 1998   YEAR ENDED OCTOBER 31, 1997
                                                     SHARES        AMOUNT          SHARES        AMOUNT
                                               -------------------------------   ---------------------------
     Class B:
     Sold                                             15,129     $  169,839         35,037   $    380,109
     Dividends and distributions reinvested            2,792         31,222          3,360         36,336
     Redeemed                                         (8,069)       (90,450)        (7,512)       (81,877)
                                                    --------     ----------       --------   ------------
     Net increase                                      9,852     $  110,611         30,885   $    334,568
                                                    --------     ----------       --------   ------------
                                                    --------     ----------       --------   ------------

     Class C:
     Sold                                              6,411     $   71,768          2,712   $     28,892
     Dividends and distributions reinvested              168          1,880             86            933
     Redeemed                                           (812)        (9,153)            --             --
                                                    --------     ----------       --------   ------------
     Net increase                                      5,767     $   64,495          2,798   $     29,825
                                                    --------     ----------       --------   ------------
                                                    --------     ----------       --------   ------------
OPPENHEIMER LIFESPAN BALANCED FUND
     Class A:
     Sold                                            122,076     $1,534,685        672,918   $  8,115,315
     Dividends and distributions reinvested          318,931      3,869,713        263,094      3,160,977
     Redeemed                                       (184,408)    (2,348,473)      (393,016)    (4,760,002)
                                                    --------     ----------       --------   ------------
     Net increase                                    256,599     $3,055,925        542,996   $  6,516,290
                                                    --------     ----------       --------   ------------
                                                    --------     ----------       --------   ------------

     Class B:
     Sold                                             61,765     $  780,948        253,560   $  3,096,696
     Dividends and distributions reinvested           22,568        275,089         12,325        149,308
     Redeemed                                        (38,632)      (491,949)       (49,667)      (588,812)
                                                    --------     ----------       --------   ------------
     Net increase                                     45,701     $  564,088        216,218   $  2,657,192
                                                    --------     ----------       --------   ------------
                                                    --------     ----------       --------   ------------

     Class C:
     Sold                                             38,355     $  479,471         47,180   $    560,673
     Dividends and distributions reinvested            3,884         47,079          3,637         43,355
     Redeemed                                         (8,526)      (108,429)       (66,431)      (794,830)
                                                    --------     ----------       --------   ------------
     Net increase (decrease)                          33,713     $  418,121        (15,614)  $   (190,802)
                                                    --------     ----------       --------   ------------
                                                    --------     ----------       --------   ------------
OPPENHEIMER LIFESPAN GROWTH FUND
     Class A:
     Sold                                            194,750     $2,605,881        590,543   $  7,650,233
     Dividends and distributions reinvested          313,549      3,988,347        195,679      2,440,118
     Redeemed                                       (262,497)    (3,553,456)      (327,056)    (4,334,310)
                                                    --------     ----------       --------   ------------
     Net increase                                    245,802     $3,040,772        459,166   $  5,756,041
                                                    --------     ----------       --------   ------------
                                                    --------     ----------       --------   ------------

     Class B:
     Sold                                             90,121     $1,208,823        227,007   $  2,916,327
     Dividends and distributions reinvested           30,141        383,994         11,173        139,662
     Redeemed                                        (34,889)      (474,352)       (30,185)      (390,053)
                                                    --------     ----------       --------   ------------
     Net increase                                     85,373     $1,118,465        207,995   $  2,665,936
                                                    --------     ----------       --------   ------------
                                                    --------     ----------       --------   ------------

     Class C:
     Sold                                             32,524     $  429,232         86,490   $  1,086,489
     Dividends and distributions reinvested            7,222         91,292            846         10,506
     Redeemed                                        (17,365)      (235,470)        (8,994)      (118,988)
                                                    --------     ----------       --------   ------------
     Net increase                                     22,381     $  285,054         78,342   $  978,007
                                                    --------     ----------       --------   ------------
                                                    --------     ----------       --------   ------------


54  Oppenheimer LifeSpan Funds

3.   UNREALIZED GAINS AND LOSSES ON INVESTMENTS
     At April 30, 1998, net unrealized appreciation on investments consisted of the following:

                                             ----------------------------------------------------------------------
                                             LifeSpan Income Fund     LifeSpan Balanced Fund   LifeSpan Growth Fund
-------------------------------------------------------------------------------------------------------------------
Gross appreciation                              $  2,991,019                $  12,663,958           $  13,648,005
-------------------------------------------------------------------------------------------------------------------
Gross depreciation                                   290,794                    1,253,103               1,252,682
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                     $  2,700,225                $  11,410,855           $  12,395,323
-------------------------------------------------------------------------------------------------------------------

4.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
     Management fees paid to the Manager were in accordance with the investment advisory agreements with the Funds. For Oppenheimer LifeSpan Income Fund, the agreement provides for a fee of 0.75% of the first $250 million of average annual net assets and 0.65% of average annual net assets over $250 million. For Oppenheimer LifeSpan Balanced Fund and Oppenheimer LifeSpan Growth Fund, the fees are 0.85% of the first $250 million of average annual net assets and 0.75% of average annual net assets over $250 million. The Manager acts as the accounting agent for the Funds at an annual fee of $15,000 per Fund, plus out-of-pocket costs and expenses reasonably incurred.

     For Oppenheimer LifeSpan Income Fund, the Manager has entered into a sub-advisory agreement with BEA Associates to assist in the selection of portfolio investments for the components of the Fund. For these services, the Manager pays BEA Associates negotiated fees. For Oppenheimer LifeSpan Balanced Fund and Oppenheimer LifeSpan Growth Fund, the Manager has entered into sub-advisory agreements with three sub-advisors to assist in the selection of portfolio investments for the components of the Funds. For these services, the Manager pays Babson-Stewart Ivory International, BEA Associates and Pilgrim Baxter & Associates negotiated fees.

     OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Funds and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

     For the six months ended April 30, 1998, (1) commissions (sales charges paid by investors) on sales of Class A shares, (2) commission amounts retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by affiliated broker/dealers, (3) sales charges advanced to broker/dealers by OFDI on sales of the Funds' Class B and Class C shares, (4) sales charges advanced to affiliated broker/dealers and (5) contingent deferred sales charges retained by OFDI were as follows:

                         ------------------------------------------------------------------------------------------------
                         (1) Commissions     (2) Commissions     (3) Sales Charges   (4) Paid to         (5) Contingent
                                                  Retained              Advanced        Affiliates         Deferred Sales
                                                                                                               Charges
-------------------------------------------------------------------------------------------------------------------------
LifeSpan Income Fund
-------------------------------------------------------------------------------------------------------------------------
  Class A                    $  4,276            $  3,100                  --               --                     --
-------------------------------------------------------------------------------------------------------------------------
  Class B                          --                  --            $  4,622         $  1,972               $  1,619
-------------------------------------------------------------------------------------------------------------------------
  Class C                          --                  --                  --               --                     --
-------------------------------------------------------------------------------------------------------------------------
LifeSpan Balanced Fund
-------------------------------------------------------------------------------------------------------------------------
  Class A                   $  36,732           $  23,807                  --               --                     --
-------------------------------------------------------------------------------------------------------------------------
  Class B                          --                  --           $  30,592         $ 11,552               $  3,518
-------------------------------------------------------------------------------------------------------------------------
  Class C                          --                  --           $   4,795               --                     --
-------------------------------------------------------------------------------------------------------------------------


55  Oppenheimer LifeSpan Funds

                         ------------------------------------------------------------------------------------------------
                         (1) Commissions     (2) Commissions     (3) Sales Charges   (4) Paid to         (5) Contingent
                                                  Retained              Advanced        Affiliates         Deferred Sales
                                                                                                               Charges
-------------------------------------------------------------------------------------------------------------------------
LifeSpan Growth Fund
-------------------------------------------------------------------------------------------------------------------------
  Class A                    $ 51,002            $ 23,764                  --               --                     --
-------------------------------------------------------------------------------------------------------------------------
  Class B                          --                  --            $ 45,606        $  14,907               $  5,597
-------------------------------------------------------------------------------------------------------------------------
  Class C                          --                  --            $  4,008               --               $  3,245
-------------------------------------------------------------------------------------------------------------------------

     The Funds have adopted Service Plans for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Funds. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended April 30, 1998, OFDI made payments to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses as follows:

          LifeSpan Income Fund...............................$  36,842
          LifeSpan Balanced Fund.............................$  78,126
          LifeSpan Growth Fund...............................$  65,162

     The Funds have adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Funds pay OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing services for accounts that hold Class B and C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. If the Plans are terminated by the Funds, the Board of Directors may allow the Funds to continue payments of the asset-based sales charge to OFDI for certain expenses they incurred before the Plans were terminated. During the six months ended April 30, 1998, OFDI retained certain amounts as compensation for Class B and Class C personal service and maintenance expenses. These amounts, as well as excess distribution and servicing costs incurred by OFDI at April 30, 1998 are as follows:

                                              ----------------------------------------------------
                                              Amount Retained by OFDI        Unreimbursed Expenses
     ---------------------------------------------------------------------------------------------
     LifeSpan Income Fund, Class B                   $  3,659                      $  8,577
     ---------------------------------------------------------------------------------------------
     LifeSpan Balanced Fund, Class B                   22,312                       149,168
     ---------------------------------------------------------------------------------------------
     LifeSpan Balanced Fund, Class C                    3,612                        21,641
     ---------------------------------------------------------------------------------------------
     LifeSpan Growth Fund, Class B                     25,747                       158,927
     ---------------------------------------------------------------------------------------------
     LifeSpan Growth Fund, Class C                      5,499                        15,284
     ---------------------------------------------------------------------------------------------


56  Oppenheimer LifeSpan Funds

5.   ILLIQUID AND RESTRICTED SECURITIES
     At April 30, 1998, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds intend to invest no more than 10% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at April 30, 1998 are as follows:

                             ----------------------------------------------------
                             Amount                Percentage to Net Assets as of
                                                           April 30, 1998
---------------------------------------------------------------------------------
LifeSpan Income Fund               $  845,273                               2.66%
---------------------------------------------------------------------------------
LifeSpan Balanced Fund              1,173,926                               1.59
---------------------------------------------------------------------------------
LifeSpan Growth Fund                  559,328                               0.84
---------------------------------------------------------------------------------

6.   FORWARD CONTRACTS
     A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

     The Funds use forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Funds generally enter into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Funds may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

     Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Funds will realize a gain or loss upon the closing or settlement of the forward transaction.

     Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statements of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statements of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

     Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     At April 30, 1998, outstanding forward contracts were as follows:


OPPENHEIMER LIFESPAN BALANCED FUND
                                                      CONTRACT AMOUNT    VALUATION AS OF    UNREALIZED     UNREALIZED
                              EXPIRATION DATES       (000'S)             APRIL 30, 1998    APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Swiss Franc (CHF)             5/5/98                     193       CHF     $  128,750      $      --      $     327
                                                                                           ---------      ---------
                                                                                                  --            327
                                                                                           ---------      ---------
                                                                                           ---------      ---------

CONTRACTS TO SELL
British Pound Sterling (GBP)  5/6/98-5/7/98               56       GBP         93,702              9             --
Italian Lira (ITL)            5/4/98                 227,429       ITL        128,349             69             --
                                                                                           ---------      ---------
                                                                                                  78             --
                                                                                           ---------      ---------
NET UNREALIZED APPRECIATION AND DEPRECIATION                                               $      78      $     327
                                                                                           ---------      ---------
                                                                                           ---------      ---------


57  Oppenheimer LifeSpan Funds


NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

6.  FORWARD CONTRACTS (continued)
OPPENHEIMER LIFESPAN GROWTH FUND

                                                      CONTRACT AMOUNT    VALUATION AS OF    UNREALIZED     UNREALIZED
                              EXPIRATION DATES       (000'S)             APRIL 30, 1998    APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
SWISS FRANC (CHF)             5/5/98                     193       CHF     $  128,750      $      --      $     327
                                                                                           ---------      ---------
                                                                                                  --            327
                                                                                           ---------      ---------

CONTRACTS TO SELL
British Pound Sterling (GBP)  5/6/98-5/7/98               83       GBP        138,568              9             --
Italian Lira (ITL)            5/4/98                 227,429       ITL        128,349             69             --
                                                                                           ---------      ---------
                                                                                                  78             --
                                                                                           ---------      ---------
NET UNREALIZED APPRECIATION AND DEPRECIATION                                               $      78      $     327
                                                                                           ---------      ---------
                                                                                           ---------      ---------

7.   BORROWINGS
     The Funds may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Funds have entered into an agreement which enables them to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. Each fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

     The Funds had no borrowings outstanding during the six months ended April 30, 1998.

8.   SUBSEQUENT EVENT
     On December 11, 1997, the Board of Directors approved the reorganization of Oppenheimer LifeSpan Income Fund with and into Oppenheimer Bond Fund, Oppenheimer LifeSpan Balanced Fund with and into Oppenheimer Disciplined Allocation Fund and Oppenheimer LifeSpan Growth Fund with and into Oppenheimer Disciplined Value Fund. Shareholders of each of the Oppenheimer LifeSpan Funds will be asked to approve a reorganization whereby shareholders would receive shares of Oppenheimer Bond Fund, Oppenheimer Disciplined Allocation Fund and Oppenheimer Disciplined Value Fund, as applicable, and the Oppenheimer LifeSpan Funds would be liquidated. If shareholder approval is received, it is expected that the reorganization will occur during the second quarter of calendar 1998.


58  Oppenheimer LifeSpan Funds

     OPPENHEIMER LIFESPAN FUNDS
     A series of Oppenheimer Series Fund, Inc.

     OFFICERS AND DIRECTORS   Leon Levy, Chairman of the Board of Directors
                              Donald W. Spiro, Vice Chairman of the Board of
                              Directors
                              Bridget A. Macaskill, Director and President
                              Robert G. Galli, Director
                              Benjamin Lipstein, Director
                              Elizabeth B. Moynihan, Director
                              Kenneth A. Randall, Director
                              Edward V. Regan, Director
                              Russell S. Reynolds, Jr., Director
                              Pauline Trigere, Director
                              Clayton K. Yeutter, Director
                              Robert C. Doll, Jr., Vice President
                              Peter M. Antos, Vice President
                              Stephen F. Libera, Vice President
                              Michael C. Strathearn, Vice President
                              Kenneth B. White, Vice President
                              Arthur J. Zimmer, Vice President
                              George C. Bowen, Treasurer
                              Robert J. Bishop, Assistant Treasurer
                              Scott T. Farrar, Assistant Treasurer
                              Andrew J. Donohue,  Secretary
                              Robert G. Zack, Assistant Secretary

     INVESTMENT ADVISOR       OppenheimerFunds, Inc.

     SUB-ADVISORS             Babson-Stewart Ivory International
                              BEA Associates
                              Pilgrim Baxter & Associates

     DISTRIBUTOR              OppenheimerFunds Distributor, Inc.

     TRANSFER AND             OppenheimerFunds Services
     SHAREHOLDER SERVICING
     AGENT

     CUSTODIAN OF             The Bank of New York
     PORTFOLIO SECURITIES

     INDEPENDENT AUDITORS     KPMG Peat Marwick LLP

     LEGAL COUNSEL            Gordon Altman Butowsky Weitzen Shalov & Wein

     The financial statements included herein have been taken from the records of the Funds without examination by the independent auditors.

     This is a copy of a report to shareholders of Oppenheimer LifeSpan Funds. This report must be preceded by a Prospectus of Oppenheimer LifeSpan Funds. For material information concerning the Funds, see the Prospectus.

     Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


59  Oppenheimer LifeSpan Funds

Oppenheimer Funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048
-C-Copyright 1998 OppenheimerFunds, Inc.  All rights reserved.

RS0000.001.0498  June 29, 1998